Contents of the Statement of Additional Information

GENERAL INFORMATION AND HISTORY
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 and 408A Programs
Employee Benefit Plans
457 Programs
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax-Free Deferred Annuities
PORTFOLIO COMPANIES UNDER THE CONTRACT
FINANCIALS
NOTES TO FINANCIAL STATEMENTS
Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules
Report of Independent Registered Public Accounting Firm

Statement of Additional Information for

IVA —

AUL American Individual Unit Trust

Individual Variable Annuity Contracts

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-03681-

317-285-1877

May 1, 2025

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2025

AUL American Individual Unit Trust

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square Indianapolis, Indiana 46206-0368

(800) 537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Unit Trust, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Unit Trust (the “Variable Account”), see the section entitled Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts.

OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated investment company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of Programs).

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Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three (3) investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs. Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract distribution occurs, either as a lump- sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

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403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $23,500 for 2025. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e. an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed. Starting in 2025, individuals aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludible from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $70,000 in 2025, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section  403(b)  Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 and 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service.

Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances.

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If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludible from the taxable income of the employee when paid.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder. Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,000 per year and thereafter or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,000 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $70,000. Premiums paid through salary reduction are subject to additional annual limits. Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $23,500 in 2025, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. For certain state and local government plans, if you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed. Starting in 2025, individuals in certain state and local government plans aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

A participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits.

Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participant will receive under the plan formula. The maximum annual benefit any participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

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Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax-Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to afterr-tax Premiums.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the participant in the year made, if any, is excluded from gross income as a return of the participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the participant’s investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludible.

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The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a participant to all defined contribution plans maintained by an Employer are limited under Section  415(c)  of the Internal Revenue Code to the lesser of (a) $70,000, or (b) 100 percent of All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-800-537-6442 or by sending an email to policyservice@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
04-376	Foreign Equity	AB VPS International Growth Portfolio	A
04-377	Foreign Equity	AB VPS International Value Portfolio	A
04-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
04-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
04-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
04-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
04-425	Balanced	American Century VP Income & Growth Fund	I
04-420	Foreign Equity	American Century VP International Fund	I
04-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
04-122	Large Cap Equity	American Century VP Ultra Fund	I
04-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
04-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
04-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
04-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service

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Portfolio Companies Under Contract (continued)

04-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
04-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
04-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
04-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
04-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
04-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
04-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
04-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
04-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
04-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
04-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
04-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
04-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
04-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
04-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
04-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2
04-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
04-908	Balanced	Franklin Allocation VIP Fund	1
04-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1
04-909	World Stock	Templeton Foreign VIP Fund	2
04-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
04-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
04-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
04-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
04-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
04-815	Specialty	Invesco V.I. Health Care Fund	Series I
04-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
04-827	Foreign Equity	Invesco V.I. International Growth Fund	Series II
04-611	Balanced	Janus Henderson Balanced Portfolio	Service
04-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
04-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
04-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
04-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
04-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
04-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
04-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
04-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I

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Portfolio Companies Under Contract (continued)

04-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
04-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
04-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
04-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
04-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
04-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
04-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
04-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A
04-CPG	Intermediate Bond	Victory Pioneer Bond VCT Portfolio	I
04-CPF	Large Cap Equity	Victory Pioneer Equity Income VCT Portfolio	I
04-598	Mid Cap Equity	Victory Pioneer Equity Income VCT Portfolio	II
04-596	Small Cap Equity	Victory Pioneer Fund VCT Portfolio	I
04-597	Mid Cap Equity	Victory Pioneer Select Mid Cap VCT Portfolio	I

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Unit Trust indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Unit Trust as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Val Port A Class - 04-378 (1)	Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK (1)
AB VPS International Value Portfolio A Class - 04-377 (1)	Invesco V.I. Core Equity Fund Series II Class - 04-826 (1)
Alger Large Cap Growth Portfolio I-2 Class - 04-500 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 04-861 (1)
Alger Small Cap Growth Portfolio I-2 Class - 04-515 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 04-825 (1)
LVIP American Century Capital Appreciation Fund I Class - 04-410 (1)	Invesco V.I. Health Care Fund Series I Class - 04-815 (1)
LVIP American Century Disciplined Core Value Fund I Class - 04-425 (1)	Invesco V.I. High Yield Fund Series I Class - 04-830 (1)
LVIP American Century International Fund I Class - 04-420 (1)	Invesco V.I. International Growth Fund Series II Class - 04-827 (1)
LVIP American Century Mid Cap Value Fund II Class - 04-397 (1)	Janus Henderson Balanced Portfolio Service Class - 04-611 (1)
LVIP American Century Ultra Fund I Class - 04-122 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646 (1)	Janus Henderson Forty Portfolio Institutional Class - 04-602 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650 (1)	Janus Henderson Global Research Portfolio Institutional Class - 04-606 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645 (1)	Janus Henderson Overseas Portfolio Service Class - 04-609 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 04-520 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870 (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 04-230 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 04-875 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 04-245 (1)	Pioneer Bond VCT Portfolio I Class - 04-CPG (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 04-205 (1)	Pioneer Equity Income VCT Portfolio I Class - 04-CPF (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162 (1)	Pioneer Equity Income VCT Portfolio II Class - 04-598 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161 (1)	Pioneer Fund VCT Portfolio I Class - 04-596 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157 (1)	T. Rowe Price Blue Chip Growth Portfolio - 04-124 (1)

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

Fidelity VIP Growth Portfolio Initial Class - 04-210 (1)	T. Rowe Price Equity Income Portfolio - 04-580 (1)
Fidelity VIP High Income Portfolio Initial Class - 04-215 (1)	T. Rowe Price Limited-Term Bond Portfolio - 04-585 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 04-225 (1)	Templeton Foreign VIP Fund 2 Class - 04-909 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941 (1)	Templeton Global Bond VIP Fund 1 Class - 04-907 (1)
Fidelity VIP Overseas Portfolio Initial Class - 04-220 (1)	Vanguard VIF Diversified Value Portfolio - 04-190 (1)
Franklin Allocation VIP Fund 1 Class - 04-908 (1)	Vanguard VIF Mid-Cap Index Portfolio - 04-118 (1)
Franklin Small Cap Value VIP Fund 1 Class - 04-906 (1)	Vanguard VIF Small Company Growth Portfolio - 04-119 (1)
Vanguard VIF Total Bond Market Index Portfolio - 04-121 (1)

(1) Statement of net assets as of December 31, 2024, statement of operations for the year ended December 31, 2024, statements of changes in net assets for the years ended December 31, 2024, and 2023, and financial highlights for the years or periods ended December 31, 2024, 2023, 2022, 2021, and 2020.

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers
Indianapolis, Indiana

April 25, 2025

We have served as the auditor of one or more of the subaccounts of AUL American Individual Unit Trust since 1995.

AUL American Individual Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$25,780	$24,989	1,919
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$25,780

	Net Assets	Units Outstanding	Accumulation Unit Value
	$25,780	1,525	$16.90

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$189
Mortality & expense charges			(325)
Net investment income (loss)			(136)

Gain (loss) on investments:
Net realized gain (loss)			(31)
Realized gain distributions			1,107
Net change in unrealized appreciation (depreciation)			839
Net gain (loss)			1,915

Increase (decrease) in net assets from operations			$1,779

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(136)	$(124)
	Net realized gain (loss)	(31)	(140)
	Realized gain distributions	1,107	1,798
	Net change in unrealized appreciation (depreciation)	839	3,248

	Increase (decrease) in net assets from operations	1,779	4,782

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(3,908)	(910)
	Account charges	(1)	(5)
	Increase (decrease)	(3,909)	(915)
	Net increase (decrease)	(2,130)	3,867
	Net assets, beginning	27,910	24,043
	Net assets, ending	$25,780	$27,910

	Units sold	-	(2)
	Units redeemed	(250)	(65)
	Net increase (decrease)	(250)	(67)
	Units outstanding, beginning	1,775	1,842
	Units outstanding, ending	1,525	1,775

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$95,970
Cost of units redeemed/account charges			(119,866)
Net investment income (loss)			(2,075)
Net realized gain (loss)			19,598
Realized gain distributions			31,362
Net change in unrealized appreciation (depreciation)			791
Net assets			$25,780

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$16.90	2	$26	1.25%	7.5%
12/31/2023	15.72	2	28	1.25%	20.4%
12/31/2022	13.05	2	24	1.25%	-9.8%
12/31/2021	14.48	2	28	1.25%	27.6%
12/31/2020	11.35	2	23	1.25%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.7%
2022	0.7%
2021	0.7%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Columbia Variable Portfolio-US Govt Mortgage Fund 1 Class - 04-384 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.05

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$110,828
Cost of units redeemed/account charges			(110,634)
Net investment income (loss)			(501)
Net realized gain (loss)			305
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.05	0	$0	1.25%	0.3%
12/31/2023	5.03	0	0	1.25%	4.4%
12/31/2022	4.82	0	0	1.25%	-15.2%
12/31/2021	5.69	0	0	1.25%	-2.2%
12/31/2020	5.81	0	0	1.25%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 04-861

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$30,295	$29,844	1,170
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$30,295

	Net Assets	Units Outstanding	Accumulation Unit Value
	$30,295	2,088	$14.51

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$470
Mortality & expense charges			(312)
Net investment income (loss)			158

Gain (loss) on investments:
Net realized gain (loss)			(12)
Realized gain distributions			1,001
Net change in unrealized appreciation (depreciation)			1,548
Net gain (loss)			2,537

Increase (decrease) in net assets from operations			$2,695

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$158	$222
	Net realized gain (loss)	(12)	(69)
	Realized gain distributions	1,001	1,852
	Net change in unrealized appreciation (depreciation)	1,548	(264)

	Increase (decrease) in net assets from operations	2,695	1,741

	Contract owner transactions:
	Proceeds from units sold	4,976	5,026
	Cost of units redeemed	(816)	(713)
	Account charges	-	-
	Increase (decrease)	4,160	4,313
	Net increase (decrease)	6,855	6,054
	Net assets, beginning	23,440	17,386
	Net assets, ending	$30,295	$23,440

	Units sold	340	421
	Units redeemed	(58)	(58)
	Net increase (decrease)	282	363
	Units outstanding, beginning	1,806	1,443
	Units outstanding, ending	2,088	1,806

	* Date of Fund Inception into Variable Account: 4 /28 /2011
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$36,752
Cost of units redeemed/account charges			(18,992)
Net investment income (loss)			1,575
Net realized gain (loss)			3,770
Realized gain distributions			6,739
Net change in unrealized appreciation (depreciation)			451
Net assets			$30,295

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$14.51	2	$30	1.25%	11.8%
12/31/2023	12.98	2	23	1.25%	7.7%
12/31/2022	12.05	1	17	1.25%	-2.9%
12/31/2021	12.41	2	19	1.25%	17.4%
12/31/2020	10.57	2	17	1.25%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	2.2%
2022	1.8%
2021	2.2%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Health Care Fund Series I Class - 04-815

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$14,155	$14,523	524
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$14,155

	Net Assets	Units Outstanding	Accumulation Unit Value
	$14,155	793	$17.86

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(206)
Net investment income (loss)			(206)

Gain (loss) on investments:
Net realized gain (loss)			18
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			865
Net gain (loss)			883

Increase (decrease) in net assets from operations			$677

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(206)	$(232)
	Net realized gain (loss)	18	(389)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	865	872

	Increase (decrease) in net assets from operations	677	251

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(4,426)	(3,040)
	Account charges	(23)	(26)
	Increase (decrease)	(4,449)	(3,066)
	Net increase (decrease)	(3,772)	(2,815)
	Net assets, beginning	17,927	20,742
	Net assets, ending	$14,155	$17,927

	Units sold	-	-
	Units redeemed	(240)	(183)
	Net increase (decrease)	(240)	(183)
	Units outstanding, beginning	1,033	1,216
	Units outstanding, ending	793	1,033

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$375,216
Cost of units redeemed/account charges			(460,124)
Net investment income (loss)			(15,200)
Net realized gain (loss)			35,506
Realized gain distributions			79,125
Net change in unrealized appreciation (depreciation)			(368)
Net assets			$14,155

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$17.86	1	$14	1.25%	2.9%
12/31/2023	17.36	1	18	1.25%	1.7%
12/31/2022	17.06	1	21	1.25%	-14.4%
12/31/2021	19.93	5	93	1.25%	10.9%
12/31/2020	17.97	6	112	1.25%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.2%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 04-825

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$46,371	$52,608	3,462
Receivables: investments sold	-
Payables: investments purchased	(2)
Cumulative net assets	$46,369

	Net Assets	Units Outstanding	Accumulation Unit Value
	$46,369	5,401	$8.58

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,234
Mortality & expense charges			(605)
Net investment income (loss)			629

Gain (loss) on investments:
Net realized gain (loss)			(188)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,990)
Net gain (loss)			(2,178)

Increase (decrease) in net assets from operations			$(1,549)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$629	$(40)
	Net realized gain (loss)	(188)	(2,022)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(1,990)	6,433

	Increase (decrease) in net assets from operations	(1,549)	4,371

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(2,704)	(29,412)
	Account charges	(34)	(44)
	Increase (decrease)	(2,738)	(29,456)
	Net increase (decrease)	(4,287)	(25,085)
	Net assets, beginning	50,656	75,741
	Net assets, ending	$46,369	$50,656

	Units sold	-	-
	Units redeemed	(321)	(3,492)
	Net increase (decrease)	(321)	(3,492)
	Units outstanding, beginning	5,722	9,214
	Units outstanding, ending	5,401	5,722

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,680,662
Cost of units redeemed/account charges			(1,696,194)
Net investment income (loss)			67,640
Net realized gain (loss)			(130,597)
Realized gain distributions			131,095
Net change in unrealized appreciation (depreciation)			(6,237)
Net assets			$46,369

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.58	5	$46	1.25%	-3.0%
12/31/2023	8.85	6	51	1.25%	7.7%
12/31/2022	8.22	9	76	1.25%	-25.9%
12/31/2021	11.09	10	106	1.25%	24.1%
12/31/2020	8.93	10	91	1.25%	-13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	1.2%
2022	2.8%
2021	2.7%
2020	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. High Yield Fund Series I Class - 04-830

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$19,711	$19,536	4,132
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$19,711

	Net Assets	Units Outstanding	Accumulation Unit Value
	$19,711	1,774	$11.11

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$683
Mortality & expense charges			(150)
Net investment income (loss)			533

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			200
Net gain (loss)			204

Increase (decrease) in net assets from operations			$737

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$533	$546
	Net realized gain (loss)	4	(11)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	200	131

	Increase (decrease) in net assets from operations	737	666

	Contract owner transactions:
	Proceeds from units sold	7,464	10,048
	Cost of units redeemed	(34)	(32)
	Account charges	(2)	(2)
	Increase (decrease)	7,428	10,014
	Net increase (decrease)	8,165	10,680
	Net assets, beginning	11,546	866
	Net assets, ending	$19,711	$11,546

	Units sold	672	1,018
	Units redeemed	(3)	(3)
	Net increase (decrease)	669	1,015
	Units outstanding, beginning	1,105	90
	Units outstanding, ending	1,774	1,105

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$221,488
Cost of units redeemed/account charges			(237,138)
Net investment income (loss)			33,472
Net realized gain (loss)			1,714
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			175
Net assets			$19,711

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$11.11	2	$20	1.25%	6.4%
12/31/2023	10.44	1	12	1.25%	8.8%
12/31/2022	9.60	0	1	1.25%	-10.7%
12/31/2021	10.75	0	1	1.25%	3.1%
12/31/2020	10.42	0	1	1.25%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	9.4%
2022	4.2%
2021	4.8%
2020	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Core Equity Fund Series II Class - 04-826

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,159	$1,955	64
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$2,159

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,159	102	$21.18

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10
Mortality & expense charges			(26)
Net investment income (loss)			(16)

Gain (loss) on investments:
Net realized gain (loss)			(30)
Realized gain distributions			182
Net change in unrealized appreciation (depreciation)			309
Net gain (loss)			461

Increase (decrease) in net assets from operations			$445

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(16)	$(14)
	Net realized gain (loss)	(30)	(59)
	Realized gain distributions	182	43
	Net change in unrealized appreciation (depreciation)	309	376

	Increase (decrease) in net assets from operations	445	346

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(137)	(110)
	Account charges	(3)	(3)
	Increase (decrease)	(140)	(113)
	Net increase (decrease)	305	233
	Net assets, beginning	1,854	1,621
	Net assets, ending	$2,159	$1,854

	Units sold	-	-
	Units redeemed	(6)	(7)
	Net increase (decrease)	(6)	(7)
	Units outstanding, beginning	108	115
	Units outstanding, ending	102	108

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,655
Cost of units redeemed/account charges			(1,902)
Net investment income (loss)			(132)
Net realized gain (loss)			(450)
Realized gain distributions			1,784
Net change in unrealized appreciation (depreciation)			204
Net assets			$2,159

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$21.18	0	$2	1.25%	23.7%
12/31/2023	17.12	0	2	1.25%	21.6%
12/31/2022	14.08	0	2	1.25%	-21.7%
12/31/2021	17.99	0	2	1.25%	25.8%
12/31/2020	14.30	0	2	1.25%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.5%
2022	0.6%
2021	0.4%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. International Growth Fund Series II Class - 04-827

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$22,022	$23,038	669
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$22,022

	Net Assets	Units Outstanding	Accumulation Unit Value
	$22,022	1,876	$11.74

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$355
Mortality & expense charges			(298)
Net investment income (loss)			57

Gain (loss) on investments:
Net realized gain (loss)			(325)
Realized gain distributions			123
Net change in unrealized appreciation (depreciation)			(43)
Net gain (loss)			(245)

Increase (decrease) in net assets from operations			$(188)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$57	$(300)
	Net realized gain (loss)	(325)	(220)
	Realized gain distributions	123	18
	Net change in unrealized appreciation (depreciation)	(43)	4,160

	Increase (decrease) in net assets from operations	(188)	3,658

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(3,274)	(853)
	Account charges	(3)	(6)
	Increase (decrease)	(3,277)	(859)
	Net increase (decrease)	(3,465)	2,799
	Net assets, beginning	25,487	22,688
	Net assets, ending	$22,022	$25,487

	Units sold	-	-
	Units redeemed	(275)	(78)
	Net increase (decrease)	(275)	(78)
	Units outstanding, beginning	2,151	2,229
	Units outstanding, ending	1,876	2,151

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$135,558
Cost of units redeemed/account charges			(133,700)
Net investment income (loss)			368
Net realized gain (loss)			12,709
Realized gain distributions			8,103
Net change in unrealized appreciation (depreciation)			(1,016)
Net assets			$22,022

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$11.74	2	$22	1.25%	-0.9%
12/31/2023	11.85	2	25	1.25%	16.4%
12/31/2022	10.18	2	23	1.25%	-19.5%
12/31/2021	12.64	2	29	1.25%	4.3%
12/31/2020	12.12	3	31	1.25%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	0.0%
2022	1.3%
2021	1.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 04-124

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$243,062	$146,824	4,044
Receivables: investments sold	-
Payables: investments purchased	(8)
Cumulative net assets	$243,054

	Net Assets	Units Outstanding	Accumulation Unit Value
	$243,054	6,338	$38.35

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,039)
Net investment income (loss)			(3,039)

Gain (loss) on investments:
Net realized gain (loss)			32,857
Realized gain distributions			9,395
Net change in unrealized appreciation (depreciation)			34,275
Net gain (loss)			76,527

Increase (decrease) in net assets from operations			$73,488

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(3,039)	$(3,094)
	Net realized gain (loss)	32,857	23,805
	Realized gain distributions	9,395	-
	Net change in unrealized appreciation (depreciation)	34,275	83,469

	Increase (decrease) in net assets from operations	73,488	104,180

	Contract owner transactions:
	Proceeds from units sold	10,273	43,824
	Cost of units redeemed	(78,761)	(165,547)
	Account charges	(98)	(98)
	Increase (decrease)	(68,586)	(121,821)
	Net increase (decrease)	4,902	(17,641)
	Net assets, beginning	238,152	255,793
	Net assets, ending	$243,054	$238,152

	Units sold	264	2,259
	Units redeemed	(2,236)	(7,109)
	Net increase (decrease)	(1,972)	(4,850)
	Units outstanding, beginning	8,310	13,160
	Units outstanding, ending	6,338	8,310

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,245,148
Cost of units redeemed/account charges			(1,459,921)
Net investment income (loss)			(60,831)
Net realized gain (loss)			305,135
Realized gain distributions			117,285
Net change in unrealized appreciation (depreciation)			96,238
Net assets			$243,054

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$38.35	6	$243	1.25%	33.8%
12/31/2023	28.66	8	238	1.25%	47.4%
12/31/2022	19.44	13	256	1.25%	-39.3%
12/31/2021	32.00	17	553	1.25%	16.2%
12/31/2020	27.55	19	522	1.25%	32.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust T. Rowe Price Equity Income Portfolio - 04-580

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,044,551	$2,745,367	107,085
Receivables: investments sold	-
Payables: investments purchased	(103)
Cumulative net assets	$3,044,448

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,044,448	68,707	$44.31

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$58,419
Mortality & expense charges			(40,577)
Net investment income (loss)			17,842

Gain (loss) on investments:
Net realized gain (loss)			74,090
Realized gain distributions			200,921
Net change in unrealized appreciation (depreciation)			27,536
Net gain (loss)			302,547

Increase (decrease) in net assets from operations			$320,389

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$17,842	$25,822
	Net realized gain (loss)	74,090	26,277
	Realized gain distributions	200,921	127,644
	Net change in unrealized appreciation (depreciation)	27,536	62,052

	Increase (decrease) in net assets from operations	320,389	241,795

	Contract owner transactions:
	Proceeds from units sold	13,921	9,079
	Cost of units redeemed	(425,589)	(289,183)
	Account charges	(1,469)	(1,714)
	Increase (decrease)	(413,137)	(281,818)
	Net increase (decrease)	(92,748)	(40,023)
	Net assets, beginning	3,137,196	3,177,219
	Net assets, ending	$3,044,448	$3,137,196

	Units sold	320	242
	Units redeemed	(9,710)	(7,711)
	Net increase (decrease)	(9,390)	(7,469)
	Units outstanding, beginning	78,097	85,566
	Units outstanding, ending	68,707	78,097

	* Date of Fund Inception into Variable Account: 4 /28 /1995
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$52,311,930
Cost of units redeemed/account charges			(66,948,981)
Net investment income (loss)			6,155,196
Net realized gain (loss)			5,683,791
Realized gain distributions			5,543,328
Net change in unrealized appreciation (depreciation)			299,184
Net assets			$3,044,448

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$44.31	69	$3,044	1.25%	10.3%
12/31/2023	40.17	78	3,137	1.25%	8.2%
12/31/2022	37.13	86	3,177	1.25%	-4.5%
12/31/2021	38.90	92	3,575	1.25%	24.0%
12/31/2020	31.37	108	3,379	1.25%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.0%
2022	1.8%
2021	1.6%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 04-585

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$38,621	$39,197	8,234
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$38,620

	Net Assets	Units Outstanding	Accumulation Unit Value
	$38,620	6,229	$6.20

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,577
Mortality & expense charges			(471)
Net investment income (loss)			1,106

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			253
Net gain (loss)			242

Increase (decrease) in net assets from operations			$1,348

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,106	$730
	Net realized gain (loss)	(11)	(26)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	253	571

	Increase (decrease) in net assets from operations	1,348	1,275

	Contract owner transactions:
	Proceeds from units sold	854	854
	Cost of units redeemed	-	-
	Account charges	(73)	(73)
	Increase (decrease)	781	781
	Net increase (decrease)	2,129	2,056
	Net assets, beginning	36,491	34,435
	Net assets, ending	$38,620	$36,491

	Units sold	140	146
	Units redeemed	(12)	(12)
	Net increase (decrease)	128	134
	Units outstanding, beginning	6,101	5,967
	Units outstanding, ending	6,229	6,101

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,204,274
Cost of units redeemed/account charges			(1,194,435)
Net investment income (loss)			27,244
Net realized gain (loss)			(1,068)
Realized gain distributions			3,181
Net change in unrealized appreciation (depreciation)			(576)
Net assets			$38,620

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.20	6	$39	1.25%	3.7%
12/31/2023	5.98	6	36	1.25%	3.6%
12/31/2022	5.77	6	34	1.25%	-5.7%
12/31/2021	6.12	4	25	1.25%	-1.1%
12/31/2020	6.19	4	25	1.25%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.2%
2023	3.3%
2022	1.6%
2021	1.3%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 04-515

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$127,104	$179,754	7,136
Receivables: investments sold	-
Payables: investments purchased	(4)
Cumulative net assets	$127,100

	Net Assets	Units Outstanding	Accumulation Unit Value
	$127,100	5,951	$21.36

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$489
Mortality & expense charges			(1,665)
Net investment income (loss)			(1,176)

Gain (loss) on investments:
Net realized gain (loss)			(10,529)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,447
Net gain (loss)			9,918

Increase (decrease) in net assets from operations			$8,742

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(1,176)	$(1,770)
	Net realized gain (loss)	(10,529)	(22,769)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	20,447	44,100

	Increase (decrease) in net assets from operations	8,742	19,561

	Contract owner transactions:
	Proceeds from units sold	1,671	8,655
	Cost of units redeemed	(19,892)	(31,758)
	Account charges	(50)	(88)
	Increase (decrease)	(18,271)	(23,191)
	Net increase (decrease)	(9,529)	(3,630)
	Net assets, beginning	136,629	140,259
	Net assets, ending	$127,100	$136,629

	Units sold	79	506
	Units redeemed	(959)	(1,743)
	Net increase (decrease)	(880)	(1,237)
	Units outstanding, beginning	6,831	8,068
	Units outstanding, ending	5,951	6,831

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,006,111
Cost of units redeemed/account charges			(1,090,778)
Net investment income (loss)			(48,873)
Net realized gain (loss)			30,364
Realized gain distributions			282,926
Net change in unrealized appreciation (depreciation)			(52,650)
Net assets			$127,100

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$21.36	6	$127	1.25%	6.8%
12/31/2023	20.00	7	137	1.25%	15.0%
12/31/2022	17.38	8	140	1.25%	-38.8%
12/31/2021	28.40	8	234	1.25%	-7.2%
12/31/2020	30.61	9	272	1.25%	65.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 04-500

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,909,813	$3,964,661	66,265
Receivables: investments sold	373
Payables: investments purchased	-
Cumulative net assets	$5,910,186

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,910,186	91,106	$64.87

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(68,315)
Net investment income (loss)			(68,315)

Gain (loss) on investments:
Net realized gain (loss)			195,738
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,742,367
Net gain (loss)			1,938,105

Increase (decrease) in net assets from operations			$1,869,790

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(68,315)	$(54,770)
	Net realized gain (loss)	195,738	(40,182)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	1,742,367	1,265,388

	Increase (decrease) in net assets from operations	1,869,790	1,170,436

	Contract owner transactions:
	Proceeds from units sold	30,321	107,039
	Cost of units redeemed	(759,312)	(418,918)
	Account charges	(2,762)	(2,993)
	Increase (decrease)	(731,753)	(314,872)
	Net increase (decrease)	1,138,037	855,564
	Net assets, beginning	4,772,149	3,916,585
	Net assets, ending	$5,910,186	$4,772,149

	Units sold	517	2,852
	Units redeemed	(13,211)	(10,674)
	Net increase (decrease)	(12,694)	(7,822)
	Units outstanding, beginning	103,800	111,622
	Units outstanding, ending	91,106	103,800

	* Date of Fund Inception into Variable Account: 4 /28 /1995
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$63,827,877
Cost of units redeemed/account charges			(72,383,405)
Net investment income (loss)			14,844,110
Net realized gain (loss)			(7,928,125)
Realized gain distributions			5,604,577
Net change in unrealized appreciation (depreciation)			1,945,152
Net assets			$5,910,186

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$64.87	91	$5,910	1.25%	41.1%
12/31/2023	45.97	104	4,772	1.25%	31.0%
12/31/2022	35.09	112	3,917	1.25%	-39.4%
12/31/2021	57.92	125	7,259	1.25%	10.5%
12/31/2020	52.44	136	7,152	1.25%	65.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust AB VPS International Value Portfolio A Class - 04-377

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,929	$1,695	127
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$1,929

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,929	473	$4.08

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$58
Mortality & expense charges			(28)
Net investment income (loss)			30

Gain (loss) on investments:
Net realized gain (loss)			99
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(29)
Net gain (loss)			70

Increase (decrease) in net assets from operations			$100

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$30	$(12)
	Net realized gain (loss)	99	20
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(29)	318

	Increase (decrease) in net assets from operations	100	326

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(640)	(294)
	Account charges	(2)	(2)
	Increase (decrease)	(642)	(296)
	Net increase (decrease)	(542)	30
	Net assets, beginning	2,471	2,441
	Net assets, ending	$1,929	$2,471

	Units sold	(2)	(1)
	Units redeemed	(154)	(77)
	Net increase (decrease)	(156)	(78)
	Units outstanding, beginning	629	707
	Units outstanding, ending	473	629

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$82,589
Cost of units redeemed/account charges			(83,464)
Net investment income (loss)			3,461
Net realized gain (loss)			(891)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			234
Net assets			$1,929

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.08	0	$2	1.25%	3.8%
12/31/2023	3.93	1	2	1.25%	13.7%
12/31/2022	3.45	1	2	1.25%	-14.7%
12/31/2021	4.05	1	3	1.25%	9.7%
12/31/2020	3.69	1	3	1.25%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	0.8%
2022	4.3%
2021	2.1%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust AB VPS Discovery Val Port A Class - 04-378

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$36,071	$33,877	1,968
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$36,070

	Net Assets	Units Outstanding	Accumulation Unit Value
	$36,070	2,238	$16.12

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$313
Mortality & expense charges			(452)
Net investment income (loss)			(139)

Gain (loss) on investments:
Net realized gain (loss)			375
Realized gain distributions			1,785
Net change in unrealized appreciation (depreciation)			902
Net gain (loss)			3,062

Increase (decrease) in net assets from operations			$2,923

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(139)	$(48)
	Net realized gain (loss)	375	23
	Realized gain distributions	1,785	2,585
	Net change in unrealized appreciation (depreciation)	902	2,062

	Increase (decrease) in net assets from operations	2,923	4,622

	Contract owner transactions:
	Proceeds from units sold	1,568	1,390
	Cost of units redeemed	(2,768)	-
	Account charges	(6)	(8)
	Increase (decrease)	(1,206)	1,382
	Net increase (decrease)	1,717	6,004
	Net assets, beginning	34,353	28,349
	Net assets, ending	$36,070	$34,353

	Units sold	100	105
	Units redeemed	(178)	-
	Net increase (decrease)	(78)	105
	Units outstanding, beginning	2,316	2,211
	Units outstanding, ending	2,238	2,316

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$353,439
Cost of units redeemed/account charges			(457,152)
Net investment income (loss)			(11,761)
Net realized gain (loss)			234
Realized gain distributions			149,116
Net change in unrealized appreciation (depreciation)			2,194
Net assets			$36,070

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$16.12	2	$36	1.25%	8.6%
12/31/2023	14.84	2	34	1.25%	15.7%
12/31/2022	12.82	2	28	1.25%	-16.7%
12/31/2021	15.38	2	32	1.25%	34.3%
12/31/2020	11.46	2	24	1.25%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.0%
2022	1.1%
2021	0.8%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust LVIP American Century Ultra Fund I Class - 04-122

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$65,893	$48,631	2,170
Receivables: investments sold	-
Payables: investments purchased	(2)
Cumulative net assets	$65,891

	Net Assets	Units Outstanding	Accumulation Unit Value
	$65,891	1,785	$36.92

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(765)
Net investment income (loss)			(765)

Gain (loss) on investments:
Net realized gain (loss)			1,472
Realized gain distributions			4,865
Net change in unrealized appreciation (depreciation)			8,934
Net gain (loss)			15,271

Increase (decrease) in net assets from operations			$14,506

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(765)	$(638)
	Net realized gain (loss)	1,472	88
	Realized gain distributions	4,865	3,543
	Net change in unrealized appreciation (depreciation)	8,934	14,496

	Increase (decrease) in net assets from operations	14,506	17,489

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(7,232)	(838)
	Account charges	(18)	(17)
	Increase (decrease)	(7,250)	(855)
	Net increase (decrease)	7,256	16,634
	Net assets, beginning	58,635	42,001
	Net assets, ending	$65,891	$58,635

	Units sold	-	(1)
	Units redeemed	(235)	(30)
	Net increase (decrease)	(235)	(31)
	Units outstanding, beginning	2,020	2,051
	Units outstanding, ending	1,785	2,020

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$58,129
Cost of units redeemed/account charges			(39,211)
Net investment income (loss)			(4,566)
Net realized gain (loss)			7,506
Realized gain distributions			26,771
Net change in unrealized appreciation (depreciation)			17,262
Net assets			$65,891

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$36.92	2	$66	1.25%	27.2%
12/31/2023	29.02	2	59	1.25%	41.7%
12/31/2022	20.48	2	42	1.25%	-33.2%
12/31/2021	30.66	2	65	1.25%	21.6%
12/31/2020	25.21	2	40	1.25%	48.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust LVIP American Century Mid Cap Value Fund II Class - 04-397

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,383	$2,536	121
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$2,383

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,383	100	$23.91

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$57
Mortality & expense charges			(30)
Net investment income (loss)			27

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			112
Net change in unrealized appreciation (depreciation)			35
Net gain (loss)			149

Increase (decrease) in net assets from operations			$176

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$27	$-
	Net realized gain (loss)	2	205
	Realized gain distributions	112	259
	Net change in unrealized appreciation (depreciation)	35	6

	Increase (decrease) in net assets from operations	176	470

	Contract owner transactions:
	Proceeds from units sold	-	1
	Cost of units redeemed	(129)	(11,106)
	Account charges	(6)	(7)
	Increase (decrease)	(135)	(11,112)
	Net increase (decrease)	41	(10,642)
	Net assets, beginning	2,342	12,984
	Net assets, ending	$2,383	$2,342

	Units sold	-	-
	Units redeemed	(5)	(504)
	Net increase (decrease)	(5)	(504)
	Units outstanding, beginning	105	609
	Units outstanding, ending	100	105

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$259,851
Cost of units redeemed/account charges			(302,862)
Net investment income (loss)			1,190
Net realized gain (loss)			18,296
Realized gain distributions			26,061
Net change in unrealized appreciation (depreciation)			(153)
Net assets			$2,383

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$23.91	0	$2	1.25%	7.2%
12/31/2023	22.31	0	2	1.25%	4.7%
12/31/2022	21.31	1	13	1.25%	-2.6%
12/31/2021	21.88	2	42	1.25%	21.5%
12/31/2020	18.01	2	38	1.25%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	0.7%
2022	2.2%
2021	1.0%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust LVIP American Century Capital Appreciation Fund I Class - 04-410

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$387,576	$309,211	23,115
Receivables: investments sold	-
Payables: investments purchased	(13)
Cumulative net assets	$387,563

	Net Assets	Units Outstanding	Accumulation Unit Value
	$387,563	8,201	$47.26

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,527)
Net investment income (loss)			(4,527)

Gain (loss) on investments:
Net realized gain (loss)			1,986
Realized gain distributions			21,989
Net change in unrealized appreciation (depreciation)			56,138
Net gain (loss)			80,113

Increase (decrease) in net assets from operations			$75,586

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(4,527)	$(3,739)
	Net realized gain (loss)	1,986	(2,827)
	Realized gain distributions	21,989	432
	Net change in unrealized appreciation (depreciation)	56,138	58,986

	Increase (decrease) in net assets from operations	75,586	52,852

	Contract owner transactions:
	Proceeds from units sold	1,753	1,569
	Cost of units redeemed	(15,103)	(11,707)
	Account charges	(202)	(231)
	Increase (decrease)	(13,552)	(10,369)
	Net increase (decrease)	62,034	42,483
	Net assets, beginning	325,529	283,046
	Net assets, ending	$387,563	$325,529

	Units sold	41	44
	Units redeemed	(341)	(354)
	Net increase (decrease)	(300)	(310)
	Units outstanding, beginning	8,501	8,811
	Units outstanding, ending	8,201	8,501

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,387,034
Cost of units redeemed/account charges			(7,073,343)
Net investment income (loss)			613,356
Net realized gain (loss)			(204,455)
Realized gain distributions			586,606
Net change in unrealized appreciation (depreciation)			78,365
Net assets			$387,563

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$47.26	8	$388	1.25%	23.4%
12/31/2023	38.29	9	326	1.25%	19.2%
12/31/2022	32.13	9	283	1.25%	-29.0%
12/31/2021	45.25	10	452	1.25%	9.8%
12/31/2020	41.22	12	504	1.25%	40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust LVIP American Century Disciplined Core Value Fund I Class - 04-425

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$161,853	$164,480	18,896
Receivables: investments sold	-
Payables: investments purchased	(5)
Cumulative net assets	$161,848

	Net Assets	Units Outstanding	Accumulation Unit Value
	$161,848	9,259	$17.48

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,105
Mortality & expense charges			(2,027)
Net investment income (loss)			78

Gain (loss) on investments:
Net realized gain (loss)			52
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,461
Net gain (loss)			17,513

Increase (decrease) in net assets from operations			$17,591

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$78	$545
	Net realized gain (loss)	52	(23,048)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	17,461	36,387

	Increase (decrease) in net assets from operations	17,591	13,884

	Contract owner transactions:
	Proceeds from units sold	180	178
	Cost of units redeemed	(4,925)	(120,938)
	Account charges	(56)	(65)
	Increase (decrease)	(4,801)	(120,825)
	Net increase (decrease)	12,790	(106,941)
	Net assets, beginning	149,058	255,999
	Net assets, ending	$161,848	$149,058

	Units sold	10	12
	Units redeemed	(274)	(8,040)
	Net increase (decrease)	(264)	(8,028)
	Units outstanding, beginning	9,523	17,551
	Units outstanding, ending	9,259	9,523

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$954,615
Cost of units redeemed/account charges			(978,634)
Net investment income (loss)			30,283
Net realized gain (loss)			(56,136)
Realized gain distributions			214,347
Net change in unrealized appreciation (depreciation)			(2,627)
Net assets			$161,848

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$17.48	9	$162	1.25%	11.7%
12/31/2023	15.65	10	149	1.25%	7.3%
12/31/2022	14.59	18	256	1.25%	-13.8%
12/31/2021	16.92	18	311	1.25%	22.1%
12/31/2020	13.86	20	275	1.25%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.5%
2022	1.7%
2021	1.1%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust LVIP American Century International Fund I Class - 04-420

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$579,049	$509,103	54,195
Receivables: investments sold	-
Payables: investments purchased	(21)
Cumulative net assets	$579,028

	Net Assets	Units Outstanding	Accumulation Unit Value
	$579,028	31,348	$18.47

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,503
Mortality & expense charges			(8,196)
Net investment income (loss)			2,307

Gain (loss) on investments:
Net realized gain (loss)			6,749
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,541
Net gain (loss)			11,290

Increase (decrease) in net assets from operations			$13,597

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,307	$970
	Net realized gain (loss)	6,749	(5,404)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	4,541	73,377

	Increase (decrease) in net assets from operations	13,597	68,943

	Contract owner transactions:
	Proceeds from units sold	3,001	87,343
	Cost of units redeemed	(107,660)	(119,706)
	Account charges	(274)	(376)
	Increase (decrease)	(104,933)	(32,739)
	Net increase (decrease)	(91,336)	36,204
	Net assets, beginning	670,364	634,160
	Net assets, ending	$579,028	$670,364

	Units sold	159	4,736
	Units redeemed	(5,584)	(6,638)
	Net increase (decrease)	(5,425)	(1,902)
	Units outstanding, beginning	36,773	38,675
	Units outstanding, ending	31,348	36,773

	* Date of Fund Inception into Variable Account: 11 /10 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,337,131
Cost of units redeemed/account charges			(17,104,060)
Net investment income (loss)			659,956
Net realized gain (loss)			(992,567)
Realized gain distributions			608,622
Net change in unrealized appreciation (depreciation)			69,946
Net assets			$579,028

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$18.47	31	$579	1.25%	1.3%
12/31/2023	18.23	37	670	1.25%	11.2%
12/31/2022	16.40	39	634	1.25%	-25.7%
12/31/2021	22.07	43	939	1.25%	7.4%
12/31/2020	20.55	46	945	1.25%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.4%
2022	1.3%
2021	0.2%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 04-520

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$336,006	$353,788	12,093
Receivables: investments sold	-
Payables: investments purchased	(41)
Cumulative net assets	$335,965

	Net Assets	Units Outstanding	Accumulation Unit Value
	$335,965	10,362	$32.42

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$416
Mortality & expense charges			(4,360)
Net investment income (loss)			(3,944)

Gain (loss) on investments:
Net realized gain (loss)			(2,765)
Realized gain distributions			3,277
Net change in unrealized appreciation (depreciation)			33,163
Net gain (loss)			33,675

Increase (decrease) in net assets from operations			$29,731

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(3,944)	$(3,611)
	Net realized gain (loss)	(2,765)	(12,650)
	Realized gain distributions	3,277	-
	Net change in unrealized appreciation (depreciation)	33,163	48,982

	Increase (decrease) in net assets from operations	29,731	32,721

	Contract owner transactions:
	Proceeds from units sold	900	1,256
	Cost of units redeemed	(35,943)	(47,010)
	Account charges	(390)	(432)
	Increase (decrease)	(35,433)	(46,186)
	Net increase (decrease)	(5,702)	(13,465)
	Net assets, beginning	341,667	355,132
	Net assets, ending	$335,965	$341,667

	Units sold	27	44
	Units redeemed	(1,136)	(1,719)
	Net increase (decrease)	(1,109)	(1,675)
	Units outstanding, beginning	11,471	13,146
	Units outstanding, ending	10,362	11,471

	* Date of Fund Inception into Variable Account: 4 /28 /1995
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,724,092
Cost of units redeemed/account charges			(8,963,917)
Net investment income (loss)			1,010,543
Net realized gain (loss)			(242,460)
Realized gain distributions			825,489
Net change in unrealized appreciation (depreciation)			(17,782)
Net assets			$335,965

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$32.42	10	$336	1.25%	8.8%
12/31/2023	29.79	11	342	1.25%	10.3%
12/31/2022	27.02	13	355	1.25%	-20.5%
12/31/2021	33.97	16	538	1.25%	13.6%
12/31/2020	29.91	16	492	1.25%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.2%
2022	0.0%
2021	0.2%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$374,885	$275,936	11,878
Receivables: investments sold	-
Payables: investments purchased	(12)
Cumulative net assets	$374,873

	Net Assets	Units Outstanding	Accumulation Unit Value
	$374,873	9,828	$38.14

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,501)
Net investment income (loss)			(4,501)

Gain (loss) on investments:
Net realized gain (loss)			7,885
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			70,118
Net gain (loss)			78,003

Increase (decrease) in net assets from operations			$73,502

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(4,501)	$(2,858)
	Net realized gain (loss)	7,885	1,237
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	70,118	97,977

	Increase (decrease) in net assets from operations	73,502	96,356

	Contract owner transactions:
	Proceeds from units sold	14,982	93,618
	Cost of units redeemed	(33,563)	(19,990)
	Account charges	(69)	(54)
	Increase (decrease)	(18,650)	73,574
	Net increase (decrease)	54,852	169,930
	Net assets, beginning	320,021	150,091
	Net assets, ending	$374,873	$320,021

	Units sold	404	3,434
	Units redeemed	(964)	(697)
	Net increase (decrease)	(560)	2,737
	Units outstanding, beginning	10,388	7,651
	Units outstanding, ending	9,828	10,388

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,520,883
Cost of units redeemed/account charges			(1,808,632)
Net investment income (loss)			(52,980)
Net realized gain (loss)			332,526
Realized gain distributions			284,127
Net change in unrealized appreciation (depreciation)			98,949
Net assets			$374,873

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$38.14	10	$375	1.25%	23.8%
12/31/2023	30.81	10	320	1.25%	57.0%
12/31/2022	19.62	8	150	1.25%	-47.2%
12/31/2021	37.14	19	715	1.25%	11.2%
12/31/2020	33.39	20	674	1.25%	67.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,610	$3,242	186
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$3,610

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,610	142	$25.45

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$38
Mortality & expense charges			(43)
Net investment income (loss)			(5)

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			75
Net change in unrealized appreciation (depreciation)			152
Net gain (loss)			229

Increase (decrease) in net assets from operations			$224

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(5)	$(6)
	Net realized gain (loss)	2	(2)
	Realized gain distributions	75	167
	Net change in unrealized appreciation (depreciation)	152	256

	Increase (decrease) in net assets from operations	224	415

	Contract owner transactions:
	Proceeds from units sold	1	-
	Cost of units redeemed	-	-
	Account charges	(5)	(5)
	Increase (decrease)	(4)	(5)
	Net increase (decrease)	220	410
	Net assets, beginning	3,390	2,980
	Net assets, ending	$3,610	$3,390

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	142	142
	Units outstanding, ending	142	142

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$197,904
Cost of units redeemed/account charges			(220,227)
Net investment income (loss)			(1,199)
Net realized gain (loss)			8,312
Realized gain distributions			18,452
Net change in unrealized appreciation (depreciation)			368
Net assets			$3,610

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$25.45	0	$4	1.25%	6.6%
12/31/2023	23.88	0	3	1.25%	14.0%
12/31/2022	20.95	0	3	1.25%	-17.7%
12/31/2021	25.45	0	4	1.25%	24.6%
12/31/2020	20.43	0	3	1.25%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.0%
2022	0.8%
2021	0.7%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$14,681	$17,794	411
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$14,681

	Net Assets	Units Outstanding	Accumulation Unit Value
	$14,681	642	$22.86

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25
Mortality & expense charges			(176)
Net investment income (loss)			(151)

Gain (loss) on investments:
Net realized gain (loss)			(45)
Realized gain distributions			1,005
Net change in unrealized appreciation (depreciation)			610
Net gain (loss)			1,570

Increase (decrease) in net assets from operations			$1,419

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(151)	$(89)
	Net realized gain (loss)	(45)	(64)
	Realized gain distributions	1,005	1,001
	Net change in unrealized appreciation (depreciation)	610	1,204

	Increase (decrease) in net assets from operations	1,419	2,052

	Contract owner transactions:
	Proceeds from units sold	500	1
	Cost of units redeemed	-	-
	Account charges	(1)	-
	Increase (decrease)	499	1
	Net increase (decrease)	1,918	2,053
	Net assets, beginning	12,763	10,710
	Net assets, ending	$14,681	$12,763

	Units sold	22	-
	Units redeemed	-	-
	Net increase (decrease)	22	-
	Units outstanding, beginning	620	620
	Units outstanding, ending	642	620

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$245,788
Cost of units redeemed/account charges			(349,735)
Net investment income (loss)			2,045
Net realized gain (loss)			31,834
Realized gain distributions			87,862
Net change in unrealized appreciation (depreciation)			(3,113)
Net assets			$14,681

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$22.86	1	$15	1.25%	11.1%
12/31/2023	20.58	1	13	1.25%	19.2%
12/31/2022	17.27	1	11	1.25%	-19.3%
12/31/2021	21.39	1	13	1.25%	25.2%
12/31/2020	17.08	0	0	1.25%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.5%
2022	0.4%
2021	0.0%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,499	$5,257	478
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,499

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,499	502	$10.95

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$197
Mortality & expense charges			(68)
Net investment income (loss)			129

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			78
Net gain (loss)			85

Increase (decrease) in net assets from operations			$214

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$129	$114
	Net realized gain (loss)	3	(138)
	Realized gain distributions	4	323
	Net change in unrealized appreciation (depreciation)	78	135

	Increase (decrease) in net assets from operations	214	434

	Contract owner transactions:
	Proceeds from units sold	-	3,805
	Cost of units redeemed	-	(3,618)
	Account charges	(6)	(12)
	Increase (decrease)	(6)	175
	Net increase (decrease)	208	609
	Net assets, beginning	5,291	4,682
	Net assets, ending	$5,499	$5,291

	Units sold	-	383
	Units redeemed	(1)	(361)
	Net increase (decrease)	(1)	22
	Units outstanding, beginning	503	481
	Units outstanding, ending	502	503

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$55,606
Cost of units redeemed/account charges			(52,901)
Net investment income (loss)			2,342
Net realized gain (loss)			(5,018)
Realized gain distributions			5,228
Net change in unrealized appreciation (depreciation)			242
Net assets			$5,499

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$10.95	1	$5	1.25%	4.1%
12/31/2023	10.52	1	5	1.25%	8.1%
12/31/2022	9.73	0	5	1.25%	-14.6%
12/31/2021	11.40	0	5	1.25%	4.6%
12/31/2020	10.90	0	5	1.25%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	4.0%
2022	2.1%
2021	1.1%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$18,696	$18,661	1,628
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$18,696

	Net Assets	Units Outstanding	Accumulation Unit Value
	$18,696	1,552	$12.05

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$605
Mortality & expense charges			(232)
Net investment income (loss)			373

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			545
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			550

Increase (decrease) in net assets from operations			$923

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$373	$409
	Net realized gain (loss)	4	(7)
	Realized gain distributions	545	324
	Net change in unrealized appreciation (depreciation)	1	828

	Increase (decrease) in net assets from operations	923	1,554

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	(9)	(13)
	Increase (decrease)	(9)	(13)
	Net increase (decrease)	914	1,541
	Net assets, beginning	17,782	16,241
	Net assets, ending	$18,696	$17,782

	Units sold	-	-
	Units redeemed	(1)	(1)
	Net increase (decrease)	(1)	(1)
	Units outstanding, beginning	1,553	1,554
	Units outstanding, ending	1,552	1,553

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$139,902
Cost of units redeemed/account charges			(168,320)
Net investment income (loss)			6,023
Net realized gain (loss)			16,438
Realized gain distributions			24,618
Net change in unrealized appreciation (depreciation)			35
Net assets			$18,696

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$12.05	2	$19	1.25%	5.2%
12/31/2023	11.45	2	18	1.25%	9.6%
12/31/2022	10.45	2	16	1.25%	-15.7%
12/31/2021	12.39	2	19	1.25%	6.4%
12/31/2020	11.65	7	77	1.25%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.6%
2022	2.1%
2021	0.4%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 04-159 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$12.88

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$438,227
Cost of units redeemed/account charges			(553,236)
Net investment income (loss)			13,922
Net realized gain (loss)			59,883
Realized gain distributions			41,204
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$12.88	0	$0	1.25%	6.4%
12/31/2023	12.11	0	0	1.25%	11.0%
12/31/2022	10.91	0	0	1.25%	-16.7%
12/31/2021	13.10	0	0	1.25%	8.1%
12/31/2020	12.12	0	5	1.25%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,485	$4,607	342
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,485

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,485	386	$14.22

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$137
Mortality & expense charges			(68)
Net investment income (loss)			69

Gain (loss) on investments:
Net realized gain (loss)			13
Realized gain distributions			10
Net change in unrealized appreciation (depreciation)			273
Net gain (loss)			296

Increase (decrease) in net assets from operations			$365

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$69	$78
	Net realized gain (loss)	13	5
	Realized gain distributions	10	-
	Net change in unrealized appreciation (depreciation)	273	476

	Increase (decrease) in net assets from operations	365	559

	Contract owner transactions:
	Proceeds from units sold	-	1
	Cost of units redeemed	-	-
	Account charges	(14)	(15)
	Increase (decrease)	(14)	(14)
	Net increase (decrease)	351	545
	Net assets, beginning	5,134	4,589
	Net assets, ending	$5,485	$5,134

	Units sold	-	-
	Units redeemed	(1)	(1)
	Net increase (decrease)	(1)	(1)
	Units outstanding, beginning	387	388
	Units outstanding, ending	386	387

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$80,879
Cost of units redeemed/account charges			(99,283)
Net investment income (loss)			954
Net realized gain (loss)			15,241
Realized gain distributions			6,816
Net change in unrealized appreciation (depreciation)			878
Net assets			$5,485

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$14.22	0	$5	1.25%	7.1%
12/31/2023	13.28	0	5	1.25%	12.2%
12/31/2022	11.84	0	5	1.25%	-17.5%
12/31/2021	14.34	0	6	1.25%	9.5%
12/31/2020	13.10	0	5	1.25%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.8%
2022	1.9%
2021	1.1%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$29,288	$23,490	1,786
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$29,288

	Net Assets	Units Outstanding	Accumulation Unit Value
	$29,288	1,941	$15.09

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$657
Mortality & expense charges			(361)
Net investment income (loss)			296

Gain (loss) on investments:
Net realized gain (loss)			80
Realized gain distributions			62
Net change in unrealized appreciation (depreciation)			1,728
Net gain (loss)			1,870

Increase (decrease) in net assets from operations			$2,166

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$296	$317
	Net realized gain (loss)	80	36
	Realized gain distributions	62	-
	Net change in unrealized appreciation (depreciation)	1,728	2,794

	Increase (decrease) in net assets from operations	2,166	3,147

	Contract owner transactions:
	Proceeds from units sold	241	239
	Cost of units redeemed	-	-
	Account charges	(56)	(56)
	Increase (decrease)	185	183
	Net increase (decrease)	2,351	3,330
	Net assets, beginning	26,937	23,607
	Net assets, ending	$29,288	$26,937

	Units sold	16	18
	Units redeemed	(3)	(4)
	Net increase (decrease)	13	14
	Units outstanding, beginning	1,928	1,914
	Units outstanding, ending	1,941	1,928

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$46,181
Cost of units redeemed/account charges			(39,670)
Net investment income (loss)			2,389
Net realized gain (loss)			4,375
Realized gain distributions			10,215
Net change in unrealized appreciation (depreciation)			5,798
Net assets			$29,288

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$15.09	2	$29	1.25%	8.0%
12/31/2023	13.97	2	27	1.25%	13.3%
12/31/2022	12.33	2	24	1.25%	-17.9%
12/31/2021	15.02	2	29	1.25%	11.0%
12/31/2020	13.54	2	26	1.25%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.5%
2022	1.9%
2021	1.1%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 04-164

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$8.49

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$10
	Net realized gain (loss)	-	50
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	45

	Increase (decrease) in net assets from operations	-	105

	Contract owner transactions:
	Proceeds from units sold	-	1
	Cost of units redeemed	-	(3,221)
	Account charges	-	-
	Increase (decrease)	-	(3,220)
	Net increase (decrease)	-	(3,115)
	Net assets, beginning	-	3,115
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	(403)
	Net increase (decrease)	-	(403)
	Units outstanding, beginning	-	403
	Units outstanding, ending	-	-

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$56,825
Cost of units redeemed/account charges			(59,150)
Net investment income (loss)			849
Net realized gain (loss)			(204)
Realized gain distributions			1,680
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.49	0	$0	1.25%	3.1%
12/31/2023	8.23	0	0	1.25%	6.6%
12/31/2022	7.72	0	3	1.25%	-13.1%
12/31/2021	8.89	0	4	1.25%	2.1%
12/31/2020	8.71	0	4	1.25%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	3.0%
2022	2.2%
2021	1.0%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Growth Portfolio Initial Class - 04-210

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$6,926,757	$5,081,981	71,451
Receivables: investments sold	-
Payables: investments purchased	(237)
Cumulative net assets	$6,926,520

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,926,520	78,989	$87.69

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$58
Mortality & expense charges			(86,277)
Net investment income (loss)			(86,219)

Gain (loss) on investments:
Net realized gain (loss)			376,700
Realized gain distributions			1,469,107
Net change in unrealized appreciation (depreciation)			(74,926)
Net gain (loss)			1,770,881

Increase (decrease) in net assets from operations			$1,684,662

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(86,219)	$(60,190)
	Net realized gain (loss)	376,700	134,052
	Realized gain distributions	1,469,107	252,649
	Net change in unrealized appreciation (depreciation)	(74,926)	1,276,264

	Increase (decrease) in net assets from operations	1,684,662	1,602,775

	Contract owner transactions:
	Proceeds from units sold	17,919	24,327
	Cost of units redeemed	(782,474)	(417,805)
	Account charges	(2,390)	(2,522)
	Increase (decrease)	(766,945)	(396,000)
	Net increase (decrease)	917,717	1,206,775
	Net assets, beginning	6,008,803	4,802,028
	Net assets, ending	$6,926,520	$6,008,803

	Units sold	226	831
	Units redeemed	(9,469)	(7,473)
	Net increase (decrease)	(9,243)	(6,642)
	Units outstanding, beginning	88,232	94,874
	Units outstanding, ending	78,989	88,232

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$43,510,494
Cost of units redeemed/account charges			(51,719,800)
Net investment income (loss)			8,001,582
Net realized gain (loss)			(798,220)
Realized gain distributions			6,087,688
Net change in unrealized appreciation (depreciation)			1,844,776
Net assets			$6,926,520

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$87.69	79	$6,927	1.25%	28.8%
12/31/2023	68.10	88	6,009	1.25%	34.6%
12/31/2022	50.61	95	4,802	1.25%	-25.4%
12/31/2021	67.84	104	7,070	1.25%	21.7%
12/31/2020	55.75	117	6,502	1.25%	42.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.6%
2021	0.0%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP High Income Portfolio Initial Class - 04-215

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$251,756	$277,169	53,336
Receivables: investments sold	-
Payables: investments purchased	(8)
Cumulative net assets	$251,748

	Net Assets	Units Outstanding	Accumulation Unit Value
	$251,748	16,058	$15.68

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,848
Mortality & expense charges			(3,390)
Net investment income (loss)			11,458

Gain (loss) on investments:
Net realized gain (loss)			(5,365)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,774
Net gain (loss)			8,409

Increase (decrease) in net assets from operations			$19,867

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$11,458	$11,783
	Net realized gain (loss)	(5,365)	(9,793)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	13,774	23,660

	Increase (decrease) in net assets from operations	19,867	25,650

	Contract owner transactions:
	Proceeds from units sold	2,914	3,524
	Cost of units redeemed	(52,627)	(57,628)
	Account charges	(132)	(169)
	Increase (decrease)	(49,845)	(54,273)
	Net increase (decrease)	(29,978)	(28,623)
	Net assets, beginning	281,726	310,349
	Net assets, ending	$251,748	$281,726

	Units sold	196	260
	Units redeemed	(3,476)	(4,165)
	Net increase (decrease)	(3,280)	(3,905)
	Units outstanding, beginning	19,338	23,243
	Units outstanding, ending	16,058	19,338

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,891,433
Cost of units redeemed/account charges			(15,268,547)
Net investment income (loss)			3,745,187
Net realized gain (loss)			(3,090,912)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(25,413)
Net assets			$251,748

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$15.68	16	$252	1.25%	7.6%
12/31/2023	14.57	19	282	1.25%	9.1%
12/31/2022	13.35	23	310	1.25%	-12.5%
12/31/2021	15.26	29	441	1.25%	3.1%
12/31/2020	14.79	31	465	1.25%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.6%
2023	5.2%
2022	4.4%
2021	5.2%
2020	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 04-225

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$8,256,030	$2,728,290	14,497
Receivables: investments sold	368
Payables: investments purchased	-
Cumulative net assets	$8,256,398

	Net Assets	Units Outstanding	Accumulation Unit Value
	$8,256,398	111,080	$74.33

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$103,478
Mortality & expense charges			(109,323)
Net investment income (loss)			(5,845)

Gain (loss) on investments:
Net realized gain (loss)			1,254,214
Realized gain distributions			4,794
Net change in unrealized appreciation (depreciation)			576,723
Net gain (loss)			1,835,731

Increase (decrease) in net assets from operations			$1,829,886

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(5,845)	$17,918
	Net realized gain (loss)	1,254,214	526,853
	Realized gain distributions	4,794	69,800
	Net change in unrealized appreciation (depreciation)	576,723	1,033,164

	Increase (decrease) in net assets from operations	1,829,886	1,647,735

	Contract owner transactions:
	Proceeds from units sold	23,517	333,391
	Cost of units redeemed	(1,788,653)	(801,468)
	Account charges	(3,221)	(3,556)
	Increase (decrease)	(1,768,357)	(471,633)
	Net increase (decrease)	61,529	1,176,102
	Net assets, beginning	8,194,869	7,018,767
	Net assets, ending	$8,256,398	$8,194,869

	Units sold	348	6,513
	Units redeemed	(25,252)	(15,684)
	Net increase (decrease)	(24,904)	(9,171)
	Units outstanding, beginning	135,984	145,155
	Units outstanding, ending	111,080	135,984

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$68,906,681
Cost of units redeemed/account charges			(82,972,902)
Net investment income (loss)			2,245,228
Net realized gain (loss)			13,241,030
Realized gain distributions			1,308,621
Net change in unrealized appreciation (depreciation)			5,527,740
Net assets			$8,256,398

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$74.33	111	$8,256	1.25%	23.3%
12/31/2023	60.26	136	8,195	1.25%	24.6%
12/31/2022	48.35	145	7,019	1.25%	-19.2%
12/31/2021	59.86	157	9,413	1.25%	27.0%
12/31/2020	47.14	173	8,175	1.25%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.5%
2022	1.4%
2021	1.2%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 04-220

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$491,039	$401,487	19,278
Receivables: investments sold	-
Payables: investments purchased	(16)
Cumulative net assets	$491,023

	Net Assets	Units Outstanding	Accumulation Unit Value
	$491,023	26,845	$18.29

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,650
Mortality & expense charges			(7,388)
Net investment income (loss)			1,262

Gain (loss) on investments:
Net realized gain (loss)			43,431
Realized gain distributions			23,309
Net change in unrealized appreciation (depreciation)			(38,082)
Net gain (loss)			28,658

Increase (decrease) in net assets from operations			$29,920

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,262	$(1,414)
	Net realized gain (loss)	43,431	10,687
	Realized gain distributions	23,309	1,515
	Net change in unrealized appreciation (depreciation)	(38,082)	91,577

	Increase (decrease) in net assets from operations	29,920	102,365

	Contract owner transactions:
	Proceeds from units sold	4,199	1,310
	Cost of units redeemed	(147,372)	(56,839)
	Account charges	(253)	(303)
	Increase (decrease)	(143,426)	(55,832)
	Net increase (decrease)	(113,506)	46,533
	Net assets, beginning	604,529	557,996
	Net assets, ending	$491,023	$604,529

	Units sold	229	82
	Units redeemed	(7,671)	(3,460)
	Net increase (decrease)	(7,442)	(3,378)
	Units outstanding, beginning	34,287	37,665
	Units outstanding, ending	26,845	34,287

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,058,471
Cost of units redeemed/account charges			(9,679,232)
Net investment income (loss)			1,018,083
Net realized gain (loss)			(679,164)
Realized gain distributions			683,313
Net change in unrealized appreciation (depreciation)			89,552
Net assets			$491,023

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$18.29	27	$491	1.25%	3.7%
12/31/2023	17.63	34	605	1.25%	19.0%
12/31/2022	14.81	38	558	1.25%	-25.4%
12/31/2021	19.86	41	809	1.25%	18.2%
12/31/2020	16.80	41	692	1.25%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.0%
2022	0.9%
2021	0.5%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$9,163	$8,322	258
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$9,163

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,163	385	$23.79

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$31
Mortality & expense charges			(119)
Net investment income (loss)			(88)

Gain (loss) on investments:
Net realized gain (loss)			293
Realized gain distributions			1,235
Net change in unrealized appreciation (depreciation)			(38)
Net gain (loss)			1,490

Increase (decrease) in net assets from operations			$1,402

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(88)	$(80)
	Net realized gain (loss)	293	42
	Realized gain distributions	1,235	259
	Net change in unrealized appreciation (depreciation)	(38)	925

	Increase (decrease) in net assets from operations	1,402	1,146

	Contract owner transactions:
	Proceeds from units sold	1	1
	Cost of units redeemed	(1,629)	(690)
	Account charges	(10)	(10)
	Increase (decrease)	(1,638)	(699)
	Net increase (decrease)	(236)	447
	Net assets, beginning	9,399	8,952
	Net assets, ending	$9,163	$9,399

	Units sold	-	-
	Units redeemed	(72)	(37)
	Net increase (decrease)	(72)	(37)
	Units outstanding, beginning	457	494
	Units outstanding, ending	385	457

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$90,562
Cost of units redeemed/account charges			(120,909)
Net investment income (loss)			(4,303)
Net realized gain (loss)			12,524
Realized gain distributions			30,448
Net change in unrealized appreciation (depreciation)			841
Net assets			$9,163

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$23.79	0	$9	1.25%	15.7%
12/31/2023	20.56	0	9	1.25%	13.4%
12/31/2022	18.13	0	9	1.25%	-16.0%
12/31/2021	21.59	0	11	1.25%	23.7%
12/31/2020	17.45	1	10	1.25%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.4%
2022	0.3%
2021	0.4%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 04-230

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,015,297	$1,855,164	122,506
Receivables: investments sold	-
Payables: investments purchased	(69)
Cumulative net assets	$2,015,228

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,015,228	87,920	$22.92

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$49,197
Mortality & expense charges			(28,086)
Net investment income (loss)			21,111

Gain (loss) on investments:
Net realized gain (loss)			40,107
Realized gain distributions			13,819
Net change in unrealized appreciation (depreciation)			83,865
Net gain (loss)			137,791

Increase (decrease) in net assets from operations			$158,902

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$21,111	$22,530
	Net realized gain (loss)	40,107	(3,366)
	Realized gain distributions	13,819	23,996
	Net change in unrealized appreciation (depreciation)	83,865	193,809

	Increase (decrease) in net assets from operations	158,902	236,969

	Contract owner transactions:
	Proceeds from units sold	3,404	7,663
	Cost of units redeemed	(359,591)	(210,769)
	Account charges	(627)	(737)
	Increase (decrease)	(356,814)	(203,843)
	Net increase (decrease)	(197,912)	33,126
	Net assets, beginning	2,213,140	2,180,014
	Net assets, ending	$2,015,228	$2,213,140

	Units sold	154	870
	Units redeemed	(15,685)	(11,086)
	Net increase (decrease)	(15,531)	(10,216)
	Units outstanding, beginning	103,451	113,667
	Units outstanding, ending	87,920	103,451

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$33,204,298
Cost of units redeemed/account charges			(39,133,281)
Net investment income (loss)			8,507,714
Net realized gain (loss)			(2,823,608)
Realized gain distributions			2,099,972
Net change in unrealized appreciation (depreciation)			160,133
Net assets			$2,015,228

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$22.92	88	$2,015	1.25%	7.1%
12/31/2023	21.39	103	2,213	1.25%	11.5%
12/31/2022	19.18	114	2,180	1.25%	-16.0%
12/31/2021	22.83	121	2,770	1.25%	8.6%
12/31/2020	21.03	136	2,865	1.25%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.3%
2022	1.9%
2021	1.6%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 04-245

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$7,826,440	$4,982,416	135,085
Receivables: investments sold	411
Payables: investments purchased	-
Cumulative net assets	$7,826,851

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,826,851	82,876	$94.44

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,943
Mortality & expense charges			(95,536)
Net investment income (loss)			(81,593)

Gain (loss) on investments:
Net realized gain (loss)			408,102
Realized gain distributions			881,281
Net change in unrealized appreciation (depreciation)			846,537
Net gain (loss)			2,135,920

Increase (decrease) in net assets from operations			$2,054,327

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(81,593)	$(43,883)
	Net realized gain (loss)	408,102	124,785
	Realized gain distributions	881,281	210,790
	Net change in unrealized appreciation (depreciation)	846,537	1,318,484

	Increase (decrease) in net assets from operations	2,054,327	1,610,176

	Contract owner transactions:
	Proceeds from units sold	27,518	234,024
	Cost of units redeemed	(849,438)	(417,275)
	Account charges	(2,798)	(2,924)
	Increase (decrease)	(824,718)	(186,175)
	Net increase (decrease)	1,229,609	1,424,001
	Net assets, beginning	6,597,242	5,173,241
	Net assets, ending	$7,826,851	$6,597,242

	Units sold	329	3,550
	Units redeemed	(9,748)	(6,643)
	Net increase (decrease)	(9,419)	(3,093)
	Units outstanding, beginning	92,295	95,388
	Units outstanding, ending	82,876	92,295

	* Date of Fund Inception into Variable Account: 4 /28 /1995
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$46,462,151
Cost of units redeemed/account charges			(63,867,585)
Net investment income (loss)			3,756,494
Net realized gain (loss)			7,352,216
Realized gain distributions			11,279,551
Net change in unrealized appreciation (depreciation)			2,844,024
Net assets			$7,826,851

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$94.44	83	$7,827	1.25%	32.1%
12/31/2023	71.48	92	6,597	1.25%	31.8%
12/31/2022	54.23	95	5,173	1.25%	-27.2%
12/31/2021	74.52	107	7,996	1.25%	26.2%
12/31/2020	59.03	113	6,675	1.25%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.5%
2022	0.4%
2021	0.1%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 04-205

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,824,399	$1,593,932	68,609
Receivables: investments sold	-
Payables: investments purchased	(62)
Cumulative net assets	$1,824,337

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,824,337	45,817	$39.82

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$31,936
Mortality & expense charges			(24,123)
Net investment income (loss)			7,813

Gain (loss) on investments:
Net realized gain (loss)			64,710
Realized gain distributions			105,465
Net change in unrealized appreciation (depreciation)			77,649
Net gain (loss)			247,824

Increase (decrease) in net assets from operations			$255,637

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$7,813	$12,629
	Net realized gain (loss)	64,710	10,712
	Realized gain distributions	105,465	53,342
	Net change in unrealized appreciation (depreciation)	77,649	84,245

	Increase (decrease) in net assets from operations	255,637	160,928

	Contract owner transactions:
	Proceeds from units sold	14,192	99,022
	Cost of units redeemed	(356,029)	(153,561)
	Account charges	(569)	(707)
	Increase (decrease)	(342,406)	(55,246)
	Net increase (decrease)	(86,769)	105,682
	Net assets, beginning	1,911,106	1,805,424
	Net assets, ending	$1,824,337	$1,911,106

	Units sold	359	2,967
	Units redeemed	(9,214)	(4,735)
	Net increase (decrease)	(8,855)	(1,768)
	Units outstanding, beginning	54,672	56,440
	Units outstanding, ending	45,817	54,672

	* Date of Fund Inception into Variable Account: 4 /28 /1995
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,274,581
Cost of units redeemed/account charges			(30,303,405)
Net investment income (loss)			4,052,128
Net realized gain (loss)			(76,085)
Realized gain distributions			3,646,651
Net change in unrealized appreciation (depreciation)			230,467
Net assets			$1,824,337

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$39.82	46	$1,824	1.25%	13.9%
12/31/2023	34.96	55	1,911	1.25%	9.3%
12/31/2022	31.99	56	1,805	1.25%	-6.1%
12/31/2021	34.08	65	2,219	1.25%	23.3%
12/31/2020	27.63	70	1,941	1.25%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.9%
2022	1.7%
2021	1.9%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 04-906

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$769	$787	50
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$769

	Net Assets	Units Outstanding	Accumulation Unit Value
	$769	48	$16.01

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8
Mortality & expense charges			(9)
Net investment income (loss)			(1)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			15
Net change in unrealized appreciation (depreciation)			62
Net gain (loss)			77

Increase (decrease) in net assets from operations			$76

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(1)	$(25)
	Net realized gain (loss)	-	(1,383)
	Realized gain distributions	15	34
	Net change in unrealized appreciation (depreciation)	62	2,139

	Increase (decrease) in net assets from operations	76	765

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(1)	(11,246)
	Account charges	(3)	(3)
	Increase (decrease)	(4)	(11,249)
	Net increase (decrease)	72	(10,484)
	Net assets, beginning	697	11,181
	Net assets, ending	$769	$697

	Units sold	-	-
	Units redeemed	-	(814)
	Net increase (decrease)	-	(814)
	Units outstanding, beginning	48	862
	Units outstanding, ending	48	48

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$114,421
Cost of units redeemed/account charges			(130,214)
Net investment income (loss)			(691)
Net realized gain (loss)			(91)
Realized gain distributions			17,362
Net change in unrealized appreciation (depreciation)			(18)
Net assets			$769

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$16.01	0	$1	1.25%	10.6%
12/31/2023	14.47	0	1	1.25%	11.6%
12/31/2022	12.97	1	11	1.25%	-10.9%
12/31/2021	14.56	1	13	1.25%	24.1%
12/31/2020	11.73	1	10	1.25%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.1%
2022	1.2%
2021	1.2%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Templeton Global Bond VIP Fund 1 Class - 04-907

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$13,933	$21,366	1,155
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$13,933

	Net Assets	Units Outstanding	Accumulation Unit Value
	$13,933	2,497	$5.58

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(190)
Net investment income (loss)			(190)

Gain (loss) on investments:
Net realized gain (loss)			(168)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,596)
Net gain (loss)			(1,764)

Increase (decrease) in net assets from operations			$(1,954)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(190)	$(193)
	Net realized gain (loss)	(168)	(129)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(1,596)	622

	Increase (decrease) in net assets from operations	(1,954)	300

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(164)	(77)
	Account charges	(32)	(34)
	Increase (decrease)	(196)	(111)
	Net increase (decrease)	(2,150)	189
	Net assets, beginning	16,083	15,894
	Net assets, ending	$13,933	$16,083

	Units sold	-	-
	Units redeemed	(32)	(18)
	Net increase (decrease)	(32)	(18)
	Units outstanding, beginning	2,529	2,547
	Units outstanding, ending	2,497	2,529

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$487,014
Cost of units redeemed/account charges			(496,719)
Net investment income (loss)			57,426
Net realized gain (loss)			(32,840)
Realized gain distributions			6,485
Net change in unrealized appreciation (depreciation)			(7,433)
Net assets			$13,933

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.58	2	$14	1.25%	-12.2%
12/31/2023	6.36	3	16	1.25%	1.9%
12/31/2022	6.24	3	16	1.25%	-6.0%
12/31/2021	6.64	3	17	1.25%	-5.8%
12/31/2020	7.05	3	19	1.25%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	8.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Franklin Allocation VIP Fund 1 Class - 04-908

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$6,591	$7,390	1,245
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$6,591

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,591	663	$9.95

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$148
Mortality & expense charges			(82)
Net investment income (loss)			66

Gain (loss) on investments:
Net realized gain (loss)			(45)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			485
Net gain (loss)			440

Increase (decrease) in net assets from operations			$506

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$66	$28
	Net realized gain (loss)	(45)	(96)
	Realized gain distributions	-	100
	Net change in unrealized appreciation (depreciation)	485	726

	Increase (decrease) in net assets from operations	506	758

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(267)	(245)
	Account charges	-	(3)
	Increase (decrease)	(267)	(248)
	Net increase (decrease)	239	510
	Net assets, beginning	6,352	5,842
	Net assets, ending	$6,591	$6,352

	Units sold	-	-
	Units redeemed	(26)	(30)
	Net increase (decrease)	(26)	(30)
	Units outstanding, beginning	689	719
	Units outstanding, ending	663	689

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$26,622
Cost of units redeemed/account charges			(26,597)
Net investment income (loss)			3,080
Net realized gain (loss)			(3,224)
Realized gain distributions			7,509
Net change in unrealized appreciation (depreciation)			(799)
Net assets			$6,591

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.95	1	$7	1.25%	8.0%
12/31/2023	9.21	1	6	1.25%	13.3%
12/31/2022	8.13	1	6	1.25%	-16.7%
12/31/2021	9.76	1	7	1.25%	10.4%
12/31/2020	8.84	2	13	1.25%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	1.7%
2022	1.8%
2021	1.3%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Templeton Foreign VIP Fund 2 Class - 04-909

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,770	$3,833	274
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$3,770

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,770	422	$8.93

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$95
Mortality & expense charges			(55)
Net investment income (loss)			40

Gain (loss) on investments:
Net realized gain (loss)			44
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(160)
Net gain (loss)			(116)

Increase (decrease) in net assets from operations			$(76)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$40	$97
	Net realized gain (loss)	44	(4)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(160)	775

	Increase (decrease) in net assets from operations	(76)	868

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(1,496)	(22)
	Account charges	(8)	(11)
	Increase (decrease)	(1,504)	(33)
	Net increase (decrease)	(1,580)	835
	Net assets, beginning	5,350	4,515
	Net assets, ending	$3,770	$5,350

	Units sold	-	-
	Units redeemed	(164)	(4)
	Net increase (decrease)	(164)	(4)
	Units outstanding, beginning	586	590
	Units outstanding, ending	422	586

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$150,034
Cost of units redeemed/account charges			(154,366)
Net investment income (loss)			4,773
Net realized gain (loss)			1,130
Realized gain distributions			2,262
Net change in unrealized appreciation (depreciation)			(63)
Net assets			$3,770

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.93	0	$4	1.25%	-2.2%
12/31/2023	9.13	1	5	1.25%	19.3%
12/31/2022	7.66	1	5	1.25%	-8.8%
12/31/2021	8.39	1	5	1.25%	2.9%
12/31/2020	8.16	1	6	1.25%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	3.2%
2022	2.9%
2021	1.8%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$483,296	$483,297	483,290
Receivables: investments sold	-
Payables: investments purchased	(6)
Cumulative net assets	$483,290

	Net Assets	Units Outstanding	Accumulation Unit Value
	$483,290	93,296	$5.18

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,649
Mortality & expense charges			(6,968)
Net investment income (loss)			19,681

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$19,681

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$19,681	$21,993
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	(1)

	Increase (decrease) in net assets from operations	19,681	21,992

	Contract owner transactions:
	Proceeds from units sold	17,695	1,228,167
	Cost of units redeemed	(175,177)	(1,110,346)
	Account charges	(443)	(487)
	Increase (decrease)	(157,925)	117,334
	Net increase (decrease)	(138,244)	139,326
	Net assets, beginning	621,534	482,208
	Net assets, ending	$483,290	$621,534

	Units sold	3,519	251,408
	Units redeemed	(34,520)	(226,880)
	Net increase (decrease)	(31,001)	24,528
	Units outstanding, beginning	124,297	99,769
	Units outstanding, ending	93,296	124,297

	* Date of Fund Inception into Variable Account: 11 /19 /2015
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,504,914
Cost of units redeemed/account charges			(5,035,041)
Net investment income (loss)			13,418
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$483,290

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.18	93	$483	1.25%	3.6%
12/31/2023	5.00	124	622	1.25%	3.5%
12/31/2022	4.83	100	482	1.25%	0.1%
12/31/2021	4.83	137	662	1.25%	-1.2%
12/31/2020	4.89	142	693	1.25%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	5.4%
2022	1.2%
2021	0.0%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 04-606

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$763	$553	10
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$763

	Net Assets	Units Outstanding	Accumulation Unit Value
	$763	40	$19.22

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5
Mortality & expense charges			(4)
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			90
Realized gain distributions			22
Net change in unrealized appreciation (depreciation)			30
Net gain (loss)			142

Increase (decrease) in net assets from operations			$143

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1	$(3)
	Net realized gain (loss)	90	(1)
	Realized gain distributions	22	30
	Net change in unrealized appreciation (depreciation)	30	212

	Increase (decrease) in net assets from operations	143	238

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(569)	(2)
	Account charges	(1)	(1)
	Increase (decrease)	(570)	(3)
	Net increase (decrease)	(427)	235
	Net assets, beginning	1,190	955
	Net assets, ending	$763	$1,190

	Units sold	-	-
	Units redeemed	(36)	-
	Net increase (decrease)	(36)	-
	Units outstanding, beginning	76	76
	Units outstanding, ending	40	76

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$266,441
Cost of units redeemed/account charges			(288,787)
Net investment income (loss)			(1,694)
Net realized gain (loss)			23,235
Realized gain distributions			1,358
Net change in unrealized appreciation (depreciation)			210
Net assets			$763

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$19.22	0	$1	1.25%	22.0%
12/31/2023	15.75	0	1	1.25%	25.2%
12/31/2022	12.58	0	1	1.25%	-20.4%
12/31/2021	15.80	0	1	1.25%	16.6%
12/31/2020	13.55	0	1	1.25%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.9%
2022	1.5%
2021	0.4%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Overseas Portfolio Service Class - 04-609

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$6,015	$5,462	143
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$6,015

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,015	631	$9.53

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$80
Mortality & expense charges			(77)
Net investment income (loss)			3

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			235
Net gain (loss)			242

Increase (decrease) in net assets from operations			$245

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3	$10
	Net realized gain (loss)	7	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	235	475

	Increase (decrease) in net assets from operations	245	485

	Contract owner transactions:
	Proceeds from units sold	-	1
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	1
	Net increase (decrease)	245	486
	Net assets, beginning	5,770	5,284
	Net assets, ending	$6,015	$5,770

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	631	631
	Units outstanding, ending	631	631

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$127,383
Cost of units redeemed/account charges			(122,109)
Net investment income (loss)			(1,102)
Net realized gain (loss)			(2,446)
Realized gain distributions			3,736
Net change in unrealized appreciation (depreciation)			553
Net assets			$6,015

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.53	1	$6	1.25%	4.3%
12/31/2023	9.14	1	6	1.25%	9.2%
12/31/2022	8.37	1	5	1.25%	-10.0%
12/31/2021	9.29	1	6	1.25%	11.9%
12/31/2020	8.31	1	5	1.25%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.4%
2022	1.6%
2021	1.1%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 04-259 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$17.34

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$107,121
Cost of units redeemed/account charges			(136,440)
Net investment income (loss)			(333)
Net realized gain (loss)			(6,161)
Realized gain distributions			35,813
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$17.34	0	$0	1.25%	11.4%
12/31/2023	15.57	0	0	1.25%	9.7%
12/31/2022	14.19	0	0	1.25%	-6.9%
12/31/2021	15.25	0	0	1.25%	17.9%
12/31/2020	12.93	0	0	1.25%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Balanced Portfolio Service Class - 04-611

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,772,816	$1,130,529	32,593
Receivables: investments sold	-
Payables: investments purchased	(61)
Cumulative net assets	$1,772,755

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,772,755	184,249	$9.62

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$30,736
Mortality & expense charges			(22,753)
Net investment income (loss)			7,983

Gain (loss) on investments:
Net realized gain (loss)			93,548
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			130,944
Net gain (loss)			224,492

Increase (decrease) in net assets from operations			$232,475

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$7,983	$8,610
	Net realized gain (loss)	93,548	77,615
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	130,944	143,626

	Increase (decrease) in net assets from operations	232,475	229,851

	Contract owner transactions:
	Proceeds from units sold	3,290	4,468
	Cost of units redeemed	(248,586)	(288,591)
	Account charges	(1,201)	(1,321)
	Increase (decrease)	(246,497)	(285,444)
	Net increase (decrease)	(14,022)	(55,593)
	Net assets, beginning	1,786,777	1,842,370
	Net assets, ending	$1,772,755	$1,786,777

	Units sold	371	570
	Units redeemed	(27,287)	(36,988)
	Net increase (decrease)	(26,916)	(36,418)
	Units outstanding, beginning	211,165	247,583
	Units outstanding, ending	184,249	211,165

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,741,303
Cost of units redeemed/account charges			(2,376,674)
Net investment income (loss)			66,418
Net realized gain (loss)			483,025
Realized gain distributions			216,396
Net change in unrealized appreciation (depreciation)			642,287
Net assets			$1,772,755

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.62	184	$1,773	1.25%	13.7%
12/31/2023	8.46	211	1,787	1.25%	13.7%
12/31/2022	7.44	248	1,842	1.25%	-17.7%
12/31/2021	9.04	265	2,391	1.25%	15.5%
12/31/2020	7.83	281	2,199	1.25%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.7%
2022	1.1%
2021	0.9%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$80,559	$97,461	8,262
Receivables: investments sold	-
Payables: investments purchased	(3)
Cumulative net assets	$80,556

	Net Assets	Units Outstanding	Accumulation Unit Value
	$80,556	9,854	$8.18

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,953
Mortality & expense charges			(1,010)
Net investment income (loss)			2,943

Gain (loss) on investments:
Net realized gain (loss)			(1,353)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,117)
Net gain (loss)			(2,470)

Increase (decrease) in net assets from operations			$473

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,943	$3,498
	Net realized gain (loss)	(1,353)	(17,307)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(1,117)	18,160

	Increase (decrease) in net assets from operations	473	4,351

	Contract owner transactions:
	Proceeds from units sold	1,115	1,114
	Cost of units redeemed	(5,280)	(76,361)
	Account charges	(73)	(80)
	Increase (decrease)	(4,238)	(75,327)
	Net increase (decrease)	(3,765)	(70,976)
	Net assets, beginning	84,321	155,297
	Net assets, ending	$80,556	$84,321

	Units sold	137	142
	Units redeemed	(668)	(9,685)
	Net increase (decrease)	(531)	(9,543)
	Units outstanding, beginning	10,385	19,928
	Units outstanding, ending	9,854	10,385

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,695,423
Cost of units redeemed/account charges			(2,937,043)
Net investment income (loss)			276,065
Net realized gain (loss)			(2,546)
Realized gain distributions			65,559
Net change in unrealized appreciation (depreciation)			(16,902)
Net assets			$80,556

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.18	10	$81	1.25%	0.7%
12/31/2023	8.12	10	84	1.25%	4.2%
12/31/2022	7.79	20	155	1.25%	-14.7%
12/31/2021	9.14	21	191	1.25%	-2.1%
12/31/2020	9.34	46	433	1.25%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	4.2%
2022	2.6%
2021	3.0%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Forty Portfolio Institutional Class - 04-602

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$30,364	$23,786	529
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$30,364

	Net Assets	Units Outstanding	Accumulation Unit Value
	$30,364	1,233	$24.63

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$23
Mortality & expense charges			(309)
Net investment income (loss)			(286)

Gain (loss) on investments:
Net realized gain (loss)			147
Realized gain distributions			1,209
Net change in unrealized appreciation (depreciation)			4,171
Net gain (loss)			5,527

Increase (decrease) in net assets from operations			$5,241

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(286)	$(190)
	Net realized gain (loss)	147	(1,702)
	Realized gain distributions	1,209	-
	Net change in unrealized appreciation (depreciation)	4,171	7,741

	Increase (decrease) in net assets from operations	5,241	5,849

	Contract owner transactions:
	Proceeds from units sold	7,194	118
	Cost of units redeemed	(269)	(12,833)
	Account charges	(13)	(10)
	Increase (decrease)	6,912	(12,725)
	Net increase (decrease)	12,153	(6,876)
	Net assets, beginning	18,211	25,087
	Net assets, ending	$30,364	$18,211

	Units sold	305	7
	Units redeemed	(10)	(855)
	Net increase (decrease)	295	(848)
	Units outstanding, beginning	938	1,786
	Units outstanding, ending	1,233	938

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$100,341
Cost of units redeemed/account charges			(131,472)
Net investment income (loss)			(3,575)
Net realized gain (loss)			11,421
Realized gain distributions			47,071
Net change in unrealized appreciation (depreciation)			6,578
Net assets			$30,364

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$24.63	1	$30	1.25%	26.9%
12/31/2023	19.41	1	18	1.25%	38.2%
12/31/2022	14.04	2	25	1.25%	-34.4%
12/31/2021	21.40	2	53	1.25%	21.4%
12/31/2020	17.63	2	37	1.25%	37.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.1%
2022	0.1%
2021	0.5%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$25,187	$24,923	946
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$25,187

	Net Assets	Units Outstanding	Accumulation Unit Value
	$25,187	884	$28.51

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(304)
Net investment income (loss)			(304)

Gain (loss) on investments:
Net realized gain (loss)			(341)
Realized gain distributions			1,526
Net change in unrealized appreciation (depreciation)			3,897
Net gain (loss)			5,082

Increase (decrease) in net assets from operations			$4,778

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(304)	$(307)
	Net realized gain (loss)	(341)	(1,360)
	Realized gain distributions	1,526	-
	Net change in unrealized appreciation (depreciation)	3,897	5,397

	Increase (decrease) in net assets from operations	4,778	3,730

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(3,793)	(4,781)
	Account charges	(35)	(37)
	Increase (decrease)	(3,828)	(4,818)
	Net increase (decrease)	950	(1,088)
	Net assets, beginning	24,237	25,325
	Net assets, ending	$25,187	$24,237

	Units sold	-	(1)
	Units redeemed	(155)	(225)
	Net increase (decrease)	(155)	(226)
	Units outstanding, beginning	1,039	1,265
	Units outstanding, ending	884	1,039

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$56,975
Cost of units redeemed/account charges			(55,682)
Net investment income (loss)			(3,948)
Net realized gain (loss)			(9,269)
Realized gain distributions			36,847
Net change in unrealized appreciation (depreciation)			264
Net assets			$25,187

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$28.51	1	$25	1.25%	22.2%
12/31/2023	23.33	1	24	1.25%	16.5%
12/31/2022	20.02	1	25	1.25%	-29.7%
12/31/2021	28.48	1	37	1.25%	11.3%
12/31/2020	25.59	1	31	1.25%	38.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$25,669	$23,128	1,556
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$25,669

	Net Assets	Units Outstanding	Accumulation Unit Value
	$25,669	1,662	$15.45

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$180
Mortality & expense charges			(313)
Net investment income (loss)			(133)

Gain (loss) on investments:
Net realized gain (loss)			45
Realized gain distributions			811
Net change in unrealized appreciation (depreciation)			1,065
Net gain (loss)			1,921

Increase (decrease) in net assets from operations			$1,788

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(133)	$(42)
	Net realized gain (loss)	45	21
	Realized gain distributions	811	1,199
	Net change in unrealized appreciation (depreciation)	1,065	949

	Increase (decrease) in net assets from operations	1,788	2,127

	Contract owner transactions:
	Proceeds from units sold	1	1
	Cost of units redeemed	(112)	(270)
	Account charges	(7)	(12)
	Increase (decrease)	(118)	(281)
	Net increase (decrease)	1,670	1,846
	Net assets, beginning	23,999	22,153
	Net assets, ending	$25,669	$23,999

	Units sold	-	-
	Units redeemed	(7)	(20)
	Net increase (decrease)	(7)	(20)
	Units outstanding, beginning	1,669	1,689
	Units outstanding, ending	1,662	1,669

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$450,271
Cost of units redeemed/account charges			(471,444)
Net investment income (loss)			(6,617)
Net realized gain (loss)			(5,892)
Realized gain distributions			56,810
Net change in unrealized appreciation (depreciation)			2,541
Net assets			$25,669

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$15.45	2	$26	1.25%	7.5%
12/31/2023	14.38	2	24	1.25%	9.6%
12/31/2022	13.11	2	22	1.25%	-10.9%
12/31/2021	14.71	3	51	1.25%	31.1%
12/31/2020	11.22	4	40	1.25%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	1.0%
2022	0.4%
2021	0.6%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 04-875

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$23,074	$24,666	2,388
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$23,074

	Net Assets	Units Outstanding	Accumulation Unit Value
	$23,074	4,092	$5.64

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,276
Mortality & expense charges			(283)
Net investment income (loss)			993

Gain (loss) on investments:
Net realized gain (loss)			(20)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			80
Net gain (loss)			60

Increase (decrease) in net assets from operations			$1,053

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$993	$716
	Net realized gain (loss)	(20)	(51)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	80	304

	Increase (decrease) in net assets from operations	1,053	969

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(2)	-
	Account charges	(34)	(35)
	Increase (decrease)	(36)	(35)
	Net increase (decrease)	1,017	934
	Net assets, beginning	22,057	21,123
	Net assets, ending	$23,074	$22,057

	Units sold	-	-
	Units redeemed	(6)	(7)
	Net increase (decrease)	(6)	(7)
	Units outstanding, beginning	4,098	4,105
	Units outstanding, ending	4,092	4,098

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$494,964
Cost of units redeemed/account charges			(459,373)
Net investment income (loss)			24,741
Net realized gain (loss)			(35,666)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,592)
Net assets			$23,074

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.64	4	$23	1.25%	4.8%
12/31/2023	5.38	4	22	1.25%	4.6%
12/31/2022	5.15	4	21	1.25%	-6.4%
12/31/2021	5.50	2	12	1.25%	-0.5%
12/31/2020	5.52	2	12	1.25%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.7%
2023	4.5%
2022	2.5%
2021	2.6%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$11,961	$11,067	438
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$11,961

	Net Assets	Units Outstanding	Accumulation Unit Value
	$11,961	537	$22.29

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(140)
Net investment income (loss)			(140)

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,376
Net gain (loss)			2,370

Increase (decrease) in net assets from operations			$2,230

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(140)	$(140)
	Net realized gain (loss)	(6)	(552)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	2,376	2,446

	Increase (decrease) in net assets from operations	2,230	1,754

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(370)	(2,490)
	Account charges	-	(3)
	Increase (decrease)	(370)	(2,493)
	Net increase (decrease)	1,860	(739)
	Net assets, beginning	10,101	10,840
	Net assets, ending	$11,961	$10,101

	Units sold	-	-
	Units redeemed	(18)	(143)
	Net increase (decrease)	(18)	(143)
	Units outstanding, beginning	555	698
	Units outstanding, ending	537	555

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$197,731
Cost of units redeemed/account charges			(218,463)
Net investment income (loss)			(7,978)
Net realized gain (loss)			(7,008)
Realized gain distributions			46,785
Net change in unrealized appreciation (depreciation)			894
Net assets			$11,961

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$22.29	1	$12	1.25%	22.4%
12/31/2023	18.21	1	10	1.25%	17.3%
12/31/2022	15.52	1	11	1.25%	-31.9%
12/31/2021	22.80	1	17	1.25%	6.7%
12/31/2020	21.36	1	16	1.25%	37.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Equity Income VCT Portfolio II Class - 04-598

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,902	$3,308	217
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$2,902

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,902	132	$22.00

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$56
Mortality & expense charges			(36)
Net investment income (loss)			20

Gain (loss) on investments:
Net realized gain (loss)			(19)
Realized gain distributions			528
Net change in unrealized appreciation (depreciation)			(258)
Net gain (loss)			251

Increase (decrease) in net assets from operations			$271

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$20	$37
	Net realized gain (loss)	(19)	(5,343)
	Realized gain distributions	528	1,427
	Net change in unrealized appreciation (depreciation)	(258)	3,095

	Increase (decrease) in net assets from operations	271	(784)

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(118)	(15,299)
	Account charges	(4)	(4)
	Increase (decrease)	(122)	(15,303)
	Net increase (decrease)	149	(16,087)
	Net assets, beginning	2,753	18,840
	Net assets, ending	$2,902	$2,753

	Units sold	-	(1)
	Units redeemed	(5)	(855)
	Net increase (decrease)	(5)	(856)
	Units outstanding, beginning	137	993
	Units outstanding, ending	132	137

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$141,763
Cost of units redeemed/account charges			(166,473)
Net investment income (loss)			2,387
Net realized gain (loss)			(19,176)
Realized gain distributions			44,807
Net change in unrealized appreciation (depreciation)			(406)
Net assets			$2,902

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$22.00	0	$3	1.25%	9.6%
12/31/2023	20.07	0	3	1.25%	5.8%
12/31/2022	18.97	1	19	1.25%	-9.1%
12/31/2021	20.86	3	58	1.25%	23.8%
12/31/2020	16.85	3	48	1.25%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.2%
2022	1.4%
2021	1.2%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Bond VCT Portfolio I Class - 04-CPG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$491,358	$552,932	52,495
Receivables: investments sold	-
Payables: investments purchased	(5)
Cumulative net assets	$491,353

	Net Assets	Units Outstanding	Accumulation Unit Value
	$491,353	93,194	$5.27

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$22,694
Mortality & expense charges			(6,366)
Net investment income (loss)			16,328

Gain (loss) on investments:
Net realized gain (loss)			(5,207)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,605)
Net gain (loss)			(6,812)

Increase (decrease) in net assets from operations			$9,516

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$16,328	$13,185
	Net realized gain (loss)	(5,207)	(28,708)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(1,605)	45,241

	Increase (decrease) in net assets from operations	9,516	29,718

	Contract owner transactions:
	Proceeds from units sold	1,147	83,302
	Cost of units redeemed	(37,251)	(158,608)
	Account charges	(223)	(249)
	Increase (decrease)	(36,327)	(75,555)
	Net increase (decrease)	(26,811)	(45,837)
	Net assets, beginning	518,164	564,001
	Net assets, ending	$491,353	$518,164

	Units sold	224	16,694
	Units redeemed	(7,153)	(31,704)
	Net increase (decrease)	(6,929)	(15,010)
	Units outstanding, beginning	100,123	115,133
	Units outstanding, ending	93,194	100,123

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,630,682
Cost of units redeemed/account charges			(1,242,709)
Net investment income (loss)			136,801
Net realized gain (loss)			(24,186)
Realized gain distributions			52,339
Net change in unrealized appreciation (depreciation)			(61,574)
Net assets			$491,353

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.27	93	$491	1.25%	1.9%
12/31/2023	5.18	100	518	1.25%	5.6%
12/31/2022	4.90	115	564	1.25%	-15.3%
12/31/2021	5.78	130	750	1.25%	-0.9%
12/31/2020	5.83	210	1,227	1.25%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	3.6%
2022	2.3%
2021	2.4%
2020	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Equity Income VCT Portfolio I Class - 04-CPF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$4,282,584	$6,230,615	330,945
Receivables: investments sold	-
Payables: investments purchased	(146)
Cumulative net assets	$4,282,438

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,282,438	515,253	$8.31

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$95,811
Mortality & expense charges			(53,095)
Net investment income (loss)			42,716

Gain (loss) on investments:
Net realized gain (loss)			(115,844)
Realized gain distributions			779,854
Net change in unrealized appreciation (depreciation)			(310,985)
Net gain (loss)			353,025

Increase (decrease) in net assets from operations			$395,741

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$42,716	$28,331
	Net realized gain (loss)	(115,844)	(149,130)
	Realized gain distributions	779,854	306,666
	Net change in unrealized appreciation (depreciation)	(310,985)	49,762

	Increase (decrease) in net assets from operations	395,741	235,629

	Contract owner transactions:
	Proceeds from units sold	1,444	1,510
	Cost of units redeemed	(203,311)	(271,948)
	Account charges	(1,188)	(1,384)
	Increase (decrease)	(203,055)	(271,822)
	Net increase (decrease)	192,686	(36,193)
	Net assets, beginning	4,089,752	4,125,945
	Net assets, ending	$4,282,438	$4,089,752

	Units sold	182	207
	Units redeemed	(25,542)	(38,479)
	Net increase (decrease)	(25,360)	(38,272)
	Units outstanding, beginning	540,613	578,885
	Units outstanding, ending	515,253	540,613

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,131,960
Cost of units redeemed/account charges			(2,989,614)
Net investment income (loss)			309,250
Net realized gain (loss)			(958,242)
Realized gain distributions			4,737,115
Net change in unrealized appreciation (depreciation)			(1,948,031)
Net assets			$4,282,438

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.31	515	$4,282	1.25%	9.9%
12/31/2023	7.57	541	4,090	1.25%	6.1%
12/31/2022	7.13	579	4,126	1.25%	-8.9%
12/31/2021	7.82	598	4,677	1.25%	24.1%
12/31/2020	6.30	647	4,076	1.25%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	1.9%
2022	1.7%
2021	1.5%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Fund VCT Portfolio I Class - 04-596

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$13,126	$10,063	706
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$13,126

	Net Assets	Units Outstanding	Accumulation Unit Value
	$13,126	477	$27.50

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$90
Mortality & expense charges			(157)
Net investment income (loss)			(67)

Gain (loss) on investments:
Net realized gain (loss)			40
Realized gain distributions			603
Net change in unrealized appreciation (depreciation)			1,715
Net gain (loss)			2,358

Increase (decrease) in net assets from operations			$2,291

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(67)	$(34)
	Net realized gain (loss)	40	1
	Realized gain distributions	603	390
	Net change in unrealized appreciation (depreciation)	1,715	1,975

	Increase (decrease) in net assets from operations	2,291	2,332

	Contract owner transactions:
	Proceeds from units sold	1	1
	Cost of units redeemed	-	-
	Account charges	(21)	(20)
	Increase (decrease)	(20)	(19)
	Net increase (decrease)	2,271	2,313
	Net assets, beginning	10,855	8,542
	Net assets, ending	$13,126	$10,855

	Units sold	2	-
	Units redeemed	(3)	(1)
	Net increase (decrease)	(1)	(1)
	Units outstanding, beginning	478	479
	Units outstanding, ending	477	478

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$365,177
Cost of units redeemed/account charges			(440,846)
Net investment income (loss)			766
Net realized gain (loss)			(15,046)
Realized gain distributions			100,012
Net change in unrealized appreciation (depreciation)			3,063
Net assets			$13,126

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$27.50	0	$13	1.25%	21.1%
12/31/2023	22.71	0	11	1.25%	27.3%
12/31/2022	17.83	0	9	1.25%	-20.5%
12/31/2021	22.43	1	12	1.25%	26.4%
12/31/2020	17.75	1	12	1.25%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.9%
2022	0.6%
2021	0.3%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 04-750 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$12.28

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$169,468
Cost of units redeemed/account charges			(195,174)
Net investment income (loss)			(4,522)
Net realized gain (loss)			(26,868)
Realized gain distributions			57,096
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$12.28	0	$0	1.25%	2.1%
12/31/2023	12.02	0	0	1.25%	24.4%
12/31/2022	9.67	0	0	1.25%	-10.3%
12/31/2021	10.78	0	0	1.25%	27.2%
12/31/2020	8.47	0	0	1.25%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 04-121

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$40,291	$45,993	3,851
Receivables: investments sold	-
Payables: investments purchased	(2)
Cumulative net assets	$40,289

	Net Assets	Units Outstanding	Accumulation Unit Value
	$40,289	5,837	$6.90

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,135
Mortality & expense charges			(513)
Net investment income (loss)			622

Gain (loss) on investments:
Net realized gain (loss)			(337)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(289)
Net gain (loss)			(626)

Increase (decrease) in net assets from operations			$(4)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$622	$3,963
	Net realized gain (loss)	(337)	(38,554)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(289)	39,663

	Increase (decrease) in net assets from operations	(4)	5,072

	Contract owner transactions:
	Proceeds from units sold	314	312
	Cost of units redeemed	(1,674)	(197,491)
	Account charges	(73)	(79)
	Increase (decrease)	(1,433)	(197,258)
	Net increase (decrease)	(1,437)	(192,186)
	Net assets, beginning	41,726	233,912
	Net assets, ending	$40,289	$41,726

	Units sold	46	45
	Units redeemed	(252)	(29,328)
	Net increase (decrease)	(206)	(29,283)
	Units outstanding, beginning	6,043	35,326
	Units outstanding, ending	5,837	6,043

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,425,780
Cost of units redeemed/account charges			(1,533,741)
Net investment income (loss)			123,265
Net realized gain (loss)			(1,408)
Realized gain distributions			32,095
Net change in unrealized appreciation (depreciation)			(5,702)
Net assets			$40,289

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.90	6	$40	1.25%	0.0%
12/31/2023	6.90	6	42	1.25%	4.3%
12/31/2022	6.62	35	234	1.25%	-14.3%
12/31/2021	7.73	46	354	1.25%	-2.9%
12/31/2020	7.96	48	385	1.25%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	4.2%
2022	2.2%
2021	2.1%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Diversified Value Portfolio - 04-190

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$14,274	$10,361	857
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$14,273

	Net Assets	Units Outstanding	Accumulation Unit Value
	$14,273	842	$16.95

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$580
Mortality & expense charges			(322)
Net investment income (loss)			258

Gain (loss) on investments:
Net realized gain (loss)			7,530
Realized gain distributions			2,098
Net change in unrealized appreciation (depreciation)			(6,178)
Net gain (loss)			3,450

Increase (decrease) in net assets from operations			$3,708

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$258	$29
	Net realized gain (loss)	7,530	1,413
	Realized gain distributions	2,098	1,694
	Net change in unrealized appreciation (depreciation)	(6,178)	2,496

	Increase (decrease) in net assets from operations	3,708	5,632

	Contract owner transactions:
	Proceeds from units sold	-	22,661
	Cost of units redeemed	(24,731)	(22,750)
	Account charges	(23)	(31)
	Increase (decrease)	(24,754)	(120)
	Net increase (decrease)	(21,046)	5,512
	Net assets, beginning	35,319	29,807
	Net assets, ending	$14,273	$35,319

	Units sold	1	1,705
	Units redeemed	(1,524)	(1,708)
	Net increase (decrease)	(1,523)	(3)
	Units outstanding, beginning	2,365	2,368
	Units outstanding, ending	842	2,365

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$182,780
Cost of units redeemed/account charges			(257,264)
Net investment income (loss)			12,630
Net realized gain (loss)			10,965
Realized gain distributions			61,249
Net change in unrealized appreciation (depreciation)			3,913
Net assets			$14,273

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$16.95	1	$14	1.25%	13.5%
12/31/2023	14.94	2	35	1.25%	18.6%
12/31/2022	12.59	2	30	1.25%	-12.6%
12/31/2021	14.40	2	35	1.25%	28.8%
12/31/2020	11.18	3	32	1.25%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	1.4%
2022	1.1%
2021	1.2%
2020	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 04-118

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$265,104	$196,729	9,876
Receivables: investments sold	-
Payables: investments purchased	(10)
Cumulative net assets	$265,094

	Net Assets	Units Outstanding	Accumulation Unit Value
	$265,094	10,814	$24.51

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,157
Mortality & expense charges			(3,442)
Net investment income (loss)			715

Gain (loss) on investments:
Net realized gain (loss)			11,479
Realized gain distributions			3,465
Net change in unrealized appreciation (depreciation)			19,072
Net gain (loss)			34,016

Increase (decrease) in net assets from operations			$34,731

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$715	$704
	Net realized gain (loss)	11,479	6,585
	Realized gain distributions	3,465	5,295
	Net change in unrealized appreciation (depreciation)	19,072	26,295

	Increase (decrease) in net assets from operations	34,731	38,879

	Contract owner transactions:
	Proceeds from units sold	305	24,143
	Cost of units redeemed	(52,155)	(66,517)
	Account charges	(68)	(82)
	Increase (decrease)	(51,918)	(42,456)
	Net increase (decrease)	(17,187)	(3,577)
	Net assets, beginning	282,281	285,858
	Net assets, ending	$265,094	$282,281

	Units sold	13	1,287
	Units redeemed	(2,284)	(3,361)
	Net increase (decrease)	(2,271)	(2,074)
	Units outstanding, beginning	13,085	15,159
	Units outstanding, ending	10,814	13,085

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,891,967
Cost of units redeemed/account charges			(2,194,721)
Net investment income (loss)			(778)
Net realized gain (loss)			45,796
Realized gain distributions			454,455
Net change in unrealized appreciation (depreciation)			68,375
Net assets			$265,094

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$24.51	11	$265	1.25%	13.6%
12/31/2023	21.57	13	282	1.25%	14.4%
12/31/2022	18.86	15	286	1.25%	-19.8%
12/31/2021	23.52	16	372	1.25%	22.8%
12/31/2020	19.15	17	319	1.25%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.5%
2022	1.1%
2021	1.1%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Small Company Growth Portfolio - 04-119

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$377,237	$381,350	19,334
Receivables: investments sold	-
Payables: investments purchased	(13)
Cumulative net assets	$377,224

	Net Assets	Units Outstanding	Accumulation Unit Value
	$377,224	15,784	$23.90

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,190
Mortality & expense charges			(4,923)
Net investment income (loss)			(2,733)

Gain (loss) on investments:
Net realized gain (loss)			(3,309)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,879
Net gain (loss)			39,570

Increase (decrease) in net assets from operations			$36,837

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(2,733)	$(2,798)
	Net realized gain (loss)	(3,309)	(3,156)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	42,879	53,096

	Increase (decrease) in net assets from operations	36,837	47,142

	Contract owner transactions:
	Proceeds from units sold	304	97,311
	Cost of units redeemed	(49,965)	(13,960)
	Account charges	(23)	(28)
	Increase (decrease)	(49,684)	83,323
	Net increase (decrease)	(12,847)	130,465
	Net assets, beginning	390,071	259,606
	Net assets, ending	$377,224	$390,071

	Units sold	12	4,578
	Units redeemed	(2,181)	(743)
	Net increase (decrease)	(2,169)	3,835
	Units outstanding, beginning	17,953	14,118
	Units outstanding, ending	15,784	17,953

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,039,261
Cost of units redeemed/account charges			(1,006,753)
Net investment income (loss)			(34,771)
Net realized gain (loss)			52,857
Realized gain distributions			330,743
Net change in unrealized appreciation (depreciation)			(4,113)
Net assets			$377,224

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$23.90	16	$377	1.25%	10.0%
12/31/2023	21.73	18	390	1.25%	18.2%
12/31/2022	18.39	14	260	1.25%	-26.3%
12/31/2021	24.94	16	388	1.25%	12.8%
12/31/2020	22.11	14	312	1.25%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.4%
2022	0.2%
2021	0.4%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Individual Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on April 4, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced on November 21, 1994. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Franklin Templeton	Pioneer
Alger	Goldman Sachs	Royce Capital
BNY Mellon	Invesco	T. Rowe Price
Calvert	Janus	Vanguard
Columbia	Lincoln Financial	Victory
Fidelity	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

Effective for year end reporting, the variable product adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). This adoption of the new standard did not affect the variable product's financial position or its results of operations. The standard aims to enhance segment disclosures for improved investment understanding.

The Variable Account operations constitute a single operating segment, and therefore the single reportable segment of the Variable Account. The Chief Financial Officer of the Company is the chief operating decision maker ("CODM"). The CODM manages the business activities of the Variable Account and utilizes the net increase (decrease) in net assets from operations presented in the Statement of Operations to allocate resources and assess performance of the Variable Account. The measurement of segment assets is reported as "Net Assets" on the Statement of Net Assets. The segment's significant expenses, as described in Note 3, are charges for mortality and expense risk and/or account charges which are reported separately on the Statement of Operations and/or Statement of Changes in Net Assets.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2024. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2024.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets.

Level 2 – Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2024, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 47,119,072	$ -	$ -	$ 47,119,072

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2024, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period, but is waived if the contract value exceeds $50,000 on the contract anniversary date. The account charges assessed for the years ended December 31, 2024 and 2023, were $19,105 and $21,187, respectively. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.

However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer “free look” period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed. Withdrawal charges range from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts and withdrawal charges range from 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts.

All account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets.

Mortality and Expense Charges

AUL deducts a daily charge for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge will not increase. The charges incurred during the years ended December 31, 2024 and 2023, were $597,416 and $519,282, respectively. These charges are recorded as a reduction in net investment income on the accompanying Statement of Operations.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024, by each subaccount, are shown below:

Fund Name	Purchases	Sales
AB VPS Discovery Val Port A Class - 04-378	$ 1,568	$ 3,226
AB VPS International Value Portfolio A Class - 04-377	-	670
Alger Large Cap Growth Portfolio I-2 Class - 04-500	30,321	830,389
Alger Small Cap Growth Portfolio I-2 Class - 04-515	1,671	21,607
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646	1	48
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650	14,982	38,133
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645	500	177
Calvert VP SRI Mid Cap Growth Portfolio - 04-520	900	40,693
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382	-	4,234
Fidelity VIP Asset Manager Portfolio Initial Class - 04-230	3,404	388,304
Fidelity VIP Contrafund Portfolio Initial Class - 04-245	27,518	947,772
Fidelity VIP Equity-Income Portfolio Initial Class - 04-205	14,192	380,721
Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162	-	74
Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161	-	241
Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158	-	82
Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157	241	417
Fidelity VIP Growth Portfolio Initial Class - 04-210	17,919	871,141
Fidelity VIP High Income Portfolio Initial Class - 04-215	2,914	56,149
Fidelity VIP Index 500 Portfolio Initial Class - 04-225	23,517	1,901,197
Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941	1	1,758
Fidelity VIP Overseas Portfolio Initial Class - 04-220	4,199	155,013
Franklin Allocation VIP Fund 1 Class - 04-908	-	349
Franklin Small Cap Value VIP Fund 1 Class - 04-906	-	13
Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK	17,695	182,588
Invesco V.I. Core Equity Fund Series II Class - 04-826	-	166
Invesco V.I. Diversified Dividend Fund Series I Class - 04-861	4,976	1,128
Invesco V.I. Global Real Estate Fund Series I Class - 04-825	-	3,343
Invesco V.I. Health Care Fund Series I Class - 04-815	-	4,655
Invesco V.I. High Yield Fund Series I Class - 04-830	7,464	186
Invesco V.I. International Growth Fund Series II Class - 04-827	-	3,575
Janus Henderson Balanced Portfolio Service Class - 04-611	3,290	272,540
Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607	1,115	6,363
Janus Henderson Forty Portfolio Institutional Class - 04-602	7,194	591
Janus Henderson Global Research Portfolio Institutional Class - 04-606	-	574
Janus Henderson Overseas Portfolio Service Class - 04-609	-	77
LVIP American Century Capital Appreciation Fund I Class - 04-410	1,753	19,832
LVIP American Century Disciplined Core Value Fund I Class - 04-425	180	7,008
LVIP American Century International Fund I Class - 04-420	3,001	116,130
LVIP American Century Mid Cap Value Fund II Class - 04-397	-	165
LVIP American Century Ultra Fund I Class - 04-122	-	8,015
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866	-	4,132
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870	1	432
Neuberger Berman Short Duration Bond Portfolio I Class - 04-875	-	319

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Pioneer Bond VCT Portfolio I Class - 04-CPG	$ 1,147	$ 43,840
Pioneer Equity Income VCT Portfolio I Class - 04-CPF	1,444	257,594
Pioneer Equity Income VCT Portfolio II Class - 04-598	-	158
Pioneer Fund VCT Portfolio I Class - 04-596	1	178
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597	-	510
T. Rowe Price Blue Chip Growth Portfolio - 04-124	10,273	81,898
T. Rowe Price Equity Income Portfolio - 04-580	13,921	467,635
T. Rowe Price Limited-Term Bond Portfolio - 04-585	854	544
Templeton Foreign VIP Fund 2 Class - 04-909	-	1,559
Templeton Global Bond VIP Fund 1 Class - 04-907	-	386
Vanguard VIF Diversified Value Portfolio - 04-190	-	25,076
Vanguard VIF Mid-Cap Index Portfolio - 04-118	305	55,665
Vanguard VIF Small Company Growth Portfolio - 04-119	304	54,911
Vanguard VIF Total Bond Market Index Portfolio - 04-121	314	2,260
Total	$ 219,080	$ 7,266,441

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 25, 2025, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2024 and 2023

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations and changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 3, 2025

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2024 and 2023

(In thousands)

	2024	2023
Admitted assets
Bonds, at amortized cost (market value of $10,512,977 and $10,689,170)	$11,549,070	$11,550,705
Stocks
Preferred, at cost (market value of $14,999 and $16,974)	15,000	17,000
Common
Affiliated (cost of $2,964)	10,951	6,803
Unaffiliated (cost of $68,521 and $74,242)	69,559	75,910
Mortgage loans	2,556,978	2,430,793
Real estate	88,592	87,575
Other invested assets	672,499	596,396
Receivables for securities	6,172	1,812
Securities lending reinvested collateral	356,960	374,495
Derivatives	13,634	8,069
Contract loans	771,468	653,907
Cash and short-term investments (market value of $373,052 and $121,533)	373,029	121,519
Total cash and invested assets	16,483,912	15,924,984
Other
Premiums deferred and uncollected	99,049	96,789
Reinsurance receivables	51,215	74,176
Investment income due and accrued	126,470	132,915
Federal income tax recoverable	57,729	36,637
Net deferred tax asset	122,283	121,308
Corporate owned life insurance	548,492	502,538
Admitted disallowed IMR	75,607	12,406
Other assets	74,007	75,417
Total admitted assets, excluding separate accounts	17,638,764	16,977,170
Separate account assets	22,098,831	20,168,957
Total admitted assets	$39,737,595	$37,146,127

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2024 and 2023

(In thousands, except share amounts)

	2024	2023
Liabilities and surplus
Policy reserves
Life reserves	$3,713,686	$3,444,945
Annuity reserves	9,702,761	9,158,649
Accident and health reserves	234,972	237,792
Other reserves	61,567	66,054
	13,712,986	12,907,440
Policy and contract liabilities
Policy claims in process of settlement	68,863	59,099
Policy dividends payable	35,339	29,170
Deposit-type contracts	1,658,259	1,867,539
Other policy and contract liabilities	19,330	17,388
	1,781,791	1,973,196
General liabilities and other reserves
Accrued commissions and general expenses	270,355	228,021
Taxes, licenses and fees	7,084	6,225
Asset valuation reserve	211,978	204,354
Payable for securities lending	356,960	374,495
Derivatives	2,947	3,060
Other liabilities	186,213	126,463
Total liabilities, excluding separate accounts	16,530,314	15,823,254
Separate account liabilities	22,098,831	20,168,957
Total liabilities	38,629,145	35,992,211

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Special surplus funds - admitted disallowed IMR	75,607	12,406
Unassigned surplus	583,593	692,260
Total surplus	1,108,450	1,153,916
Total liabilities and surplus	$39,737,595	$37,146,127

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Premium and other income
Premium income	$5,244,462	$5,278,738
Net investment income	742,119	669,583
Amortization (accretion) of interest maintenance reserve	(4,661)	(791)
Ceding commissions, expense allowances and reserve adjustments	66,442	67,677
Other income	183,139	145,870
	6,231,501	6,161,077
Benefits and expenses
Benefits	5,536,792	4,306,857
Increase (decrease) in policy and contract reserves	805,547	917,885
Separate account transfers	(813,280)	252,235
General expenses	484,238	447,413
Commissions and service fees	212,298	203,334
Taxes, licenses and fees	36,904	31,894
Other	3,249	6,228
	6,265,748	6,165,846
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(34,247)	(4,769)

Dividends to policyholders	38,368	30,700
Federal income tax expense (benefit)	(38,101)	(32,997)
Net gain (loss) from operations before net realized capital gains (losses)	(34,514)	(2,472)

Net realized capital gains (losses), net of federal income tax expense (benefit) of $13,977 and $14, and net transfers of capital gains (losses) to the interest maintenance reserve of ($18,039) and ($642), in 2024 and 2023, respectively	(24,102)	(2,561)
Net income (loss)	$(58,616)	$(5,033)

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Surplus, beginning of year	$1,153,916	$1,194,327

Net income (loss)	(58,616)	(5,033)
Change in unrealized gains and losses	9,126	14,212
Change in net unrealized gain (loss) on foreign exchange	2,719	296
Change in net deferred income tax	20,148	18,987
Change in asset valuation reserve	(7,624)	(17,087)
Change in nonadmitted assets	(14,344)	(47,844)
Change in surplus as a result of reinsurance	-	(1,465)
Change in pension liability	3,125	(3,529)
Other	-	1,052
Surplus, end of year	$1,108,450	$1,153,916

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Cash from operations
Premiums and other policy considerations	$5,243,091	$5,264,756
Investment income	754,995	666,720
Other income	270,877	179,852
	6,268,963	6,111,328
Benefits and separate account transfers	4,718,927	4,544,717
Commissions and general expenses	735,892	680,245
Federal income taxes including ($4,062) and ($628) for 2024 and 2023, respectively, on capital gains (losses)	(21,070)	(17,302)
Dividends to policyholders	32,199	30,119
	5,465,948	5,237,779
Net cash provided (used) from operations	803,015	873,549

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,208,047	555,699
Stocks	10,011	2,016
Mortgage loans	220,243	218,062
Other invested assets	37,615	23,140
Miscellaneous proceeds	75,745	57,712
	1,551,661	856,629
Cost of investments acquired
Bonds	1,301,355	1,040,370
Stocks	1,712	17,000
Mortgage loans	346,683	220,766
Real estate	6,706	6,140
Other invested assets	103,247	102,918
Miscellaneous applications	43,333	28,710
	1,803,036	1,415,904
Increase in contract loans	117,560	114,173
Net cash provided (used) from investments	(368,935)	(673,448)

Cash from financing and miscellaneous sources
Net deposits on deposit-type contracts	(209,280)	46,004
Other (uses) sources	26,710	(107,404)
Net cash provided (used) from financing and miscellaneous sources	(182,570)	(61,400)
Net change in cash	251,510	138,701
Cash and cash equivalents, beginning of year	121,519	(17,182)
Cash and cash equivalents, end of year	$373,029	$121,519

Supplemental disclosures for non-cash transactions: Capitalized interest	$6,526	$5,569

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Thirty-nine percent of AUL’s direct premiums for the year ended December 31, 2024 were generated in six states: Indiana, California, Colorado, Florida, Illinois, and Texas.

In December 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2024 and 2023 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2024	2023
Audited statutory net income (loss), Indiana state basis		$(58,616)	$(5,033)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(17,429)	17,937
Statutory net income (loss), NAIC SAP		$(41,187)	$(22,970)

Audited statutory surplus, Indiana state basis		$1,108,450	$1,153,916
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	508	17,937
Statutory surplus, NAIC SAP		$1,107,942	$1,135,979

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities, and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2024, the cash surrender value in an investment vehicle is $548.5 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 0% cash and short-term investments, and 62% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $157.1 million and $109.3 million as of December 31, 2024 and 2023, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2024 and 2023 was $29.9 million and $17.8 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2024. The Company has also admitted a net negative (disallowed) IMR balance of $1.0 million related to its separate accounts.

Net negative (disallowed) IMR	$75,607
Admitted disallowed IMR	75,607
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,017,490
Admitted disallowed IMR % of adjusted capital and surplus:	7.4%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health, and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The Board of Directors approve the dividend scale.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $1.7 million and $2.3 million for the years ended December 31, 2024 and 2023, respectively. Future lease commitments are as follows: 2025, $0.7 million; 2026, $0.7 million; 2027, $0.6 million; 2028, $0.4 million; 2029, $0.0 million; thereafter.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2024 and 2023, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The Company also uses derivatives, including credit default swap indexes, to hedge credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance requires derivative instruments used in economic hedging transactions to be marked-to-market and recognized at fair value on the Statutory Statements of Admitted Assets, Liabilities, and Surplus, with changes in fair value reported in unassigned surplus as unrealized gains or losses. At the time the contracts expire or are terminated, any gain or loss is reported as a capital gain or loss in the Statutory Statement of Operations and are reduced by amounts transferred to the Interest Maintenance Reserve (“IMR”). Foreign currency swaps which qualify as cash flow hedges are carried at the cumulative unrealized gain/loss on the contract, with current period translation adjustments reflected as unrealized gains/losses through unassigned surplus. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2024, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2024, statutory surplus was $623.8 million and $59.3 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2024 and 2023 for such services were $128.9 million and $113.4 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,741.3 million and $1,905.9 million at December 31, 2024 and 2023, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made all seven contributions agreed to in the permitted practice. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain has been fully amortized into earnings and was amortized at the rate that the premiums were recorded.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.1 million and $1.0 million in 2024 and 2023, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million in both 2024 and 2023. The Company made a $2.0 million capital contribution to OAS in 2023 and no capital contributions in 2024. The Company received dividends of $6.0 million from OAS in 2023 and no dividends in 2024.

The Company earned fees of $0.8 million and $1.8 million in 2024 and 2023, respectively, from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.1 million and $0.0 million in 2024 and 2023, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2024 or 2023. During 2024 and 2023, the Company recognized a realized impairment loss of $0.8 million and $2.0 million, respectively, on its investment in RMS.

During 2024 and 2023, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $9.2 million and $20.0 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $11.2 million and $7.6 million in 2024 and 2023, respectively. OAM also provides investment management services to AUL and fees for this service were $15.7 million and $16.3 million in 2024 and 2023, respectively.

Intercompany services are settled monthly.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2024	Value	Gains	Losses	Value
U.S. government bonds	$928,888	$2,901	$56,580	$875,209
All other government bonds	128,006	75	22,474	105,607
Special revenue and special assessment	617,990	2,062	38,124	581,928
Hybrid bonds	45,452	4,934	555	49,831
Industrial and miscellaneous	9,828,734	66,613	994,945	8,900,402
	$11,549,070	$76,585	$1,112,678	$10,512,977

				Estimated
	Admitted	Unrealized		Fair
2023	Value	Gains	Losses	Value
U.S. government bonds	$782,873	$17,215	$60,684	$739,404
All other government bonds	130,028	912	20,572	110,368
Special revenue and special assessment	571,385	8,380	30,430	549,335
Hybrid bonds	51,548	3,627	2,509	52,666
Industrial and miscellaneous	10,014,871	133,635	911,109	9,237,397
	$11,550,705	$163,769	$1,025,304	$10,689,170

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2024	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$379,290	$17,663	$201,281	$38,917	$580,571	$56,580
All other government bonds	8,605	184	83,606	22,290	92,211	22,474
Special revenue and assessment	175,398	5,007	219,785	33,117	395,183	38,124
Hybrid bonds	-	-	2,833	555	2,833	555
Industrial and miscellaneous	1,025,495	36,260	4,783,200	958,685	5,808,695	994,945
	$1,588,788	$59,114	$5,290,705	$1,053,564	$6,879,493	$1,112,678

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2023	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$63,706	$4,903	$336,788	$55,781	$400,494	$60,684
All other government bonds	2,146	49	92,241	20,523	6,803	20,572
Special revenue and assessment	84,562	3,717	290,004	26,713	75,910	30,430
Hybrid bonds	-	-	22,936	2,509	2,430,793	2,509
Industrial and miscellaneous	356,254	5,465	6,731,550	905,644	7,087,804	911,109
	$506,668	$14,134	$7,473,519	$1,011,170	$10,001,804	$1,025,304

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $78.5 million of bond impairments related to other-than-temporary declines in fair value in 2024. The amount in 2024 was reported as a realized loss. The 2024 book value of the impaired bonds was $1,186.8 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2023.

The admitted value and estimated fair value of bonds at December 31, 2024, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$318,008	$315,412
Due after one year through five years	1,163,732	1,137,604
Due after five years through ten years	1,343,628	1,231,094
Due after ten years	5,743,588	4,972,167
	8,568,956	7,656,277
Mortgage-backed securities	2,980,114	2,856,700
	$11,549,070	$10,512,977

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Proceeds from sales of investments in bonds during 2024 and 2023 were $270.9 million and $26.9 million, respectively. Gross gains of $0.4 million and $0.7 million and gross losses of $10.3 million and $2.6 million were realized on those disposals in 2024 and 2023, respectively.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 7 CUSIPS with a total of $0.4 million of investment income generated.

Loan-backed securities owned at December 31, 2024 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$23,011
	12 months or longer	$112,782

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$665,136
	12 months or longer	$732,481

Total capital gains (losses) of ($85.9) million and ($3.1) million before tax were transferred to IMR in 2024 and 2023, respectively.

At December 31, 2024 and 2023, the common stock unrealized appreciation of $9.0 million and $5.5 million, respectively, is comprised of $9.3 million and $5.5 million of unrealized gains, respectively, and $0.3 million and $0.0 million of unrealized losses, respectively, and has been reflected directly in surplus. In 2024 and 2023, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2024	2023
Interest	$695,973	$636,409
Dividends	7,981	11,378
Rental income	18,292	18,742
Other	59,250	42,917
Gross investment income	781,496	709,446

Less investment expenses	39,377	39,863
Net investment income	$742,119	$669,583

	2024	2023
Interest	$695,973	$636,409
Dividends	7,981	11,378
Rental income	18,292	18,742
Other	59,250	42,917
Gross investment income	781,496	709,446

Less investment expenses	39,377	39,863
Net investment income	$742,119	$669,583

Net investment income includes $6.5 million and $5.6 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2024	2023
Interest income due and accrued
Gross	$126,470	$132,915
Nonadmitted	-	-
Admitted	$126,470	$132,915

At December 31, 2024 and 2023, investments in bonds with an admitted asset value of $3.8 million and $4.1 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $56.3 million and $18.0 million at December 31, 2024 and 2023, respectively. AUL had $357.6 million and $341.3 million outstanding commitments on its other invested assets portfolio as of December 31, 2024 and 2023, respectively.

AUL did not hold any structured notes at December 31, 2024 or 2023.

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	10,951	-	10,951	6/21/2024	Sub-2	Y	6,832	N
MRO-A	1,601	1,601	-	N/A	N/A	N/A	N/A	N/A
Total	$12,552	$1,601	$10,951

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2024, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2024		2023
	Amount	% of Total	Amount	% of Total
Apartments	$561,539	21.9%	$541,244	22.3%
Industrial/warehouse	797,157	31.2%	685,803	28.2%
Medical office	30,907	1.2%	40,515	1.7%
Office	288,702	11.3%	281,806	11.6%
Retail	841,712	32.9%	844,950	34.7%
Other	37,541	1.5%	36,769	1.5%
Subtotal gross mortgage loans	2,557,558	100.0%	2,431,087	100.0%
Valuation allowance	(580)		(294)
Balance, end of year	$2,556,978		$2,430,793

During 2024, the minimum and maximum lending rates for mortgage loans were 5.3 percent and 8.8 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 70.1 percent. As of December 31, 2024 and 2023, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2024 or 2023.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2024 and 2023 and did not hold a related allowance for losses during those periods.

	2024	2023
	Unpaid Principal Balance	Unpaid Principal Balance
Apartments	$561,539	$541,244
Industrial/warehouse	797,157	685,803
Medical office	30,907	40,515
Office	288,702	281,806
Retail	841,712	844,950
Other	37,541	36,769
Balance, end of year	$2,557,558	$2,431,087

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2024	2023
CM1 - high quality	$2,140,900	$2,087,937
CM2 - high quality	390,830	333,365
CM3 - medium quality	23,898	8,400
CM4 - low medium quality	1,350	1,385
CM5 - low quality	-	-
	-	-
Subtotal - CM category	2,556,978	2,431,087

Residential - not categorized	-	-

Valuation adjustment	(580)	(294)

Total	$2,556,398	$2,430,793

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2024 or 2023. The Company did not restructure any mortgage loans in 2024 or 2023.

AUL had outstanding mortgage loan commitments of approximately $22.3 million and $75.4 million at December 31, 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate, credit, and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes, clearing houses, and the foreign exchange market and are primarily contracted in the over the counter (OTC) market. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company uses foreign currency interest rate swaps to hedge the currency risk of certain foreign currency-denominated long-term bonds owned and are designated as cash flow hedges. Under these foreign currency swaps, the Company agrees to pay, at specified intervals, fixed rate foreign currency-denominated interest payments to the counterparty in exchange for fixed rate U.S. dollar-denominated interest payments. These interest payments are calculated by reference to agreed upon notional principal amounts. The net amount received is reported as a component of investment income. At maturity, the Company will pay the foreign currency-denominated notional amount to the counterparty in exchange for the U.S. dollar-denominated notional amount. By entering into these foreign currency swaps, the Company has effectively converted foreign currency-denominated assets into U.S. dollar-denominated assets. Upon termination, gains or losses will be recognized immediately in the summary of operations, in a manner consistent with the hedged item.

The Company may be exposed to credit spread risk on uninvested cash. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes shorting investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

As of December 31, 2024, the fair value of derivative assets and liabilities were $15.9 million and $2.9 million, respectively. As of December 31, 2023, the fair value of derivative assets and liabilities were $10.9 million and $3.6 million, respectively. The change in unrealized gains and losses was $2.0 million and ($2.6) million, net gain (loss) recognized in 2024 and 2023, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $13.4 million and $6.9 million at December 31, 2024 and 2023, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $10.8 million and $18.6 million at December 31, 2024 and 2023, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2024		2023
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$35,150	$4,536	$29,010	$4,086
Written S&P 500 call options	35,150	(1,742)	29,010	(1,837)
Credit default swaps index	226,050	5,125	127,400	2,511
Foreign currency swaps	80,061	5,331	80,061	2,577
U.S. Treasury futures	127,000	(247)	57,300	(48)
Net fair value		$13,003		$7,289

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

				Gross
				Admitted and
				Nonadmitted
				Restricted to
				Total
	Total General Account		Change	Admitted
Restricted Asset Category	2024	2023	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$66,561	$73,561	$(7,000)	0.2%
On deposit with states	3,827	3,814	13	0.0%
Bonds held for the FHLBI collateral	756,971	598,142	158,829	1.9%
Bonds held for assumed reinsurance	102,811	142,853	(40,042)	0.3%
Mortgage loans held for the FHLBI collateral	1,443,350	2,154,246	(710,896)	3.6%
Collateral held under security lending agreement	356,960	374,495	(17,535)	0.9%
Total restricted assets	$2,730,480	$3,347,111	$(616,631)	6.9%

The Company held cash collateral at fair value in the amount of $357.5 million and $374.9 million as of December 31, 2024 and 2023, respectively.

Reinvested collateral assets as of December 31, 2024 are as follows:

	2024		2023
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(378)	$(324)	$(629)	$(632)
30 Days or Less	80,655	80,657	110,976	110,983
31 to 60 Days	6,045	6,048	37,725	37,737
61 to 90 Days	13,300	13,309	3,250	3,251
91 to 120 Days	12,721	12,745	3,674	3,678
121 to 180 Days	35,411	35,461	36,536	36,550
181 to 365 Days	163,763	164,121	143,372	143,651
1 to 2 Years	45,443	45,520	36,121	36,170
2 to 3 Years	-	-	3,470	3,472
Greater than 3 Years	-	-	-	-
Subtotal	356,960	357,537	374,495	374,860
Securities Received	-	-	-	-
Total Collateral Reinvested	$356,960	$357,537	$374,495	$374,860

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2024 and 2023 as follows:

	2024	2023
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$41,525	$32,442
Certificates of deposit	3,918	7,150
Total collateral extending beyond one year from of the reporting date	$45,443	$39,592

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2024 and 2023 are as follows:

	2024	2023
Assets:
Bonds	$132,509	$76,925
Cash, cash equivalents, and short term	224,451	297,570
Securities lending reinvested collateral	$356,960	$374,495

Liabilities:
Payable for securities lending	$356,960	$374,495

The Company does not have any transfers of receivables with recourse.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.7 million and $12.3 million for investment properties and $73.8 million and $75.3 million for the home office at December 31, 2024 and 2023, respectively. Depreciation expense on real estate amounted to $5.7 million and $5.9 million in 2024 and 2023, respectively.

Income from real estate for 2024 and 2023 includes $6.9 million and $6.5 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2024 or 2023.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,170.0 million and $1,322.8 million as of December 31, 2024 and 2023, respectively. The amount of the related reserve was $9.8 million and $10.8 million, for December 31, 2024 and 2023, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2024	2023
Life and accident and health reserves
Individual, group and credit life policies	$4,290,830	$4,014,651
Annuities and deposit administration funds	11,760,689	11,343,621
Accident and health and other reserves	1,844,976	1,825,875
Less reinsurance ceded	(4,183,509)	(4,276,707)
	$13,712,986	$12,907,440

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2024		2023
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,416,780	4.0%	$1,578,364	4.8%
At book value less surrender charges	414,750	1.2%	504,780	1.5%
At market value	21,403,353	60.4%	19,463,743	58.4%
	23,234,883	65.6%	21,546,887	64.7%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,421,970	15.3%	5,399,141	16.2%
Not subject to discretionary withdrawal	6,783,380	19.1%	6,377,452	19.1%
	$35,440,233	100.0%	$33,323,480	100.0%
Less reinsurance ceded	(2,125,481)		(2,258,307)

	$33,314,752		$31,065,173

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2024:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$-	$23,634	$26,995	$-	$-	$-
Universal Life	76,983	87,917	78,272	-	-	-
Other Permanent Cash Value Life Insurance	-	1,390,935	3,565,491	-	-	-
Variable Universal Life	9,881	9,739	7,749	146,837	144,722	147,044

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	612,313	-	-	-
Accidental Death Benefits	-	-	115	-	-	-
Disability - Active Lives	-	-	23,122	-	-	-
Disability - Disabled Lives	-	-	40,926	-	-	-
Miscellaneous Reserves	-	-	73,104	-	-	-

Total gross	$86,864	$1,512,225	$4,428,087	$146,837	$144,722	$147,044
Reinsurance Ceded	-	-	652,850	-	-	-
Total	$86,864	$1,512,225	$3,775,237	$146,837	$144,722	$147,044

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Reconciliation of total life actuarial reserves at December 31, 2024

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,713,686
Accidental Death Benefits	114
Disability - Active Lives	6,781
Disability - Disabled Lives	33,742
Miscellaneous Reserves	20,914
Subtotal	$3,775,237
Separate Accounts Annual Statement
Life Insurance	$147,044
Accident and health	-
Miscellaneous reserves	-
Subtotal	$147,044
Combined Total	$3,922,281

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2024		2023
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$20,118	$10,463	$19,557	$10,336
Ordinary renewal	92,680	89,009	83,909	83,047
Group life	2,726	2,726	1,934	1,934
Group annuity	859	859	-	-
	$116,383	$103,057	$105,400	$95,317

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $9.3 million and $8.1 million at December 31, 2024 and 2023, respectively. This represented 3.1 percent and 2.7 percent of the total net premiums written for group life and health in 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2024	2023
Product
Life insurance	$147,529	$133,135
Individual annuities	294,089	302,061
Group annuities	21,657,213	19,733,761
Total	$22,098,831	$20,168,957

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2024	2023
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,932,835	$2,937,653
Transfers from separate accounts	3,820,487	2,728,351
Net transfers to or (from) separate accounts	(887,652)	209,302
Reconciling adjustment - annuity reinsurance treaty	74,372	42,933
Net separate account transfers as reported in the statements of operations	$(813,280)	$252,235

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2024	2023
Premiums, considerations or deposits	$2,932,835	$2,937,653
Reserves at December 31
For accounts with assets at
Market value	$21,550,397	$19,596,921
Amortized cost	550,363	575,243
Total reserves	$22,100,760	$20,172,164

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	21,550,397	19,596,921
At book value without market value adjustment and with current surrender charge of less than 5%	550,363	575,243
	22,100,760	20,172,164
Not subject to discretionary withdrawal	-	-
Total	$22,100,760	$20,172,164

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2024	2023	2024	2023
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$62,613	$57,873
Service cost	-	-	1,048	1,448
Interest cost	-	-	3,149	3,078
Contribution by plan participants	-	-	1,315	1,316
Actuarial (gain) loss	-	-	(2,536)	3,946
Benefits paid	-	-	(5,135)	(5,048)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$60,454	$62,613

	Postretirement Benefits
	2024	2023
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,821	3,731
Plan participants' contributions	1,314	1,317
Benefits paid	(5,135)	(5,048)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$63,492	$60,588
Liability for pension benefits	(3,038)	2,026
Total liabilities recognized	$60,454	$62,614
Unrecognized liabilities	$-	$-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Components of net periodic benefit cost
Service cost	$1,048	$1,448
Interest cost	3,149	3,078
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(577)	(735)
Prior service cost or credit	606	518
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$4,226	$4,309

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$3,645	$7,808
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	606	518
Net gain and loss arising during the period	4,579	(3,946)
Net gain and loss recognized or transferred to parent	(577)	(735)
Items not yet recognized as a component of net periodic cost - current year	$8,253	$3,645

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(2,776)	(3,383)
Net recognized gains and (losses)	11,029	7,028

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2024	2023
Discount rate	5.27%	5.61%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2024	2023
Discount rate	5.72%	5.26%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2025 rate of 7.00% until the ultimate rate of 5.00% is reached in 2033.

The Company expects to contribute $4.1 million to its other postretirement benefit plans in 2025.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2025	$4,058
2026	4,130
2027	4,241
2028	4,241
2029	4,529
Years 2030-2034	25,748

In 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs (income) was ($7.8) million and $3.9 million for 2024 and 2023, respectively. The net period benefit income in 2024 was driven by a curtailment gain event related to the sale of the Recordkeeping business, with the Company’s share of the curtailment gain of $12.0 million. This was partially offset by accelerated termination benefits resulting from the Recordkeeping business sale of $1.4 million and other period benefit costs of $2.8 million. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $6.8 million and $6.0 million for 2024 and 2023, respectively. As of December 31, 2024, the fair value of the plan assets was $538.5 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2024 or 2023 plan year. The Company’s contribution to the plan was $2.1 million and $1.9 million in safe harbor matching contributions for 2024 and 2023, respectively. As of December 31, 2024, the fair value of the plan assets was $57.7 million.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7.1 million and $8.2 million for 2024 and 2023, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2024
	Ordinary	Capital	Total
Gross deferred tax assets	$248,318	$16,095	$264,413
Less: valuation allowance	(4,101)	-	(4,101)
Adjusted gross deferred tax asset	244,217	16,095	260,312
Deferred tax asset nonadmitted	(79,500)	-	(79,500)
Subtotal net admitted deferred tax asset	164,717	16,095	180,812
Deferred tax liabilities	(58,529)	-	(58,529)
Net admitted deferred tax asset	$106,188	$16,095	$122,283

(Increase) Decrease in nonadmitted tax asset			$(16,330)

	2023
	Ordinary	Capital	Total
Gross deferred tax assets	$233,908	$2,034	$235,942
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	233,908	2,034	235,942
Deferred tax asset nonadmitted	(63,170)	-	(63,170)
Subtotal net admitted deferred tax asset	170,738	2,034	172,772
Deferred tax liabilities	(51,464)	-	(51,464)
Net admitted deferred tax asset	$119,274	$2,034	$121,308

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2024			2023
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	106,188	16,095	122,283	119,274	2,034	121,308
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	106,188	16,095	122,283	119,274	2,034	121,308
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	182,363	-	-	187,722
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	58,529	-	58,529	51,464	-	51,464
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$164,717	$16,095	$180,812	$170,738	$2,034	$172,772

Ratio percentage used to determine recovery period and threshold			744%			744%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,215,755			$1,251,479

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2024		2023		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$244,217	$16,095	$233,908	$2,034	$10,309	$14,061
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.5%	1.3%	2.9%	100.0%	-2.4%	-98.7%
Net admitted adjusted gross DTAs	164,717	16,095	170,738	2,034	(6,021)	14,061
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.8%	1.3%	4.0%	100.0%	-3.2%	-98.7%

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2024	2023	Change
Gross deferred tax assets	$260,312	$235,942	$24,370
Deferred tax liabilities	58,529	51,464	7,065
Net deferred tax asset	201,783	184,478	17,305
Tax effect of unrealized gains (losses)	(7,320)	(4,477)	(2,843)
Net deferred income tax asset, excluding unrealized gains	$209,103	$188,955	$20,148

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2024	2023
Deferred tax assets
Policyholder reserves	$97,227	$84,195
Investments	772	1,514
Deferred acquisition costs	42,012	37,378
Policyholder dividend accrual	3,747	3,222
Fixed and amortizable assets	426	595
Compensation and benefits accrual	39,996	38,969
Receivables nonadmitted	47,207	49,356
Net operating loss carryforwards	-	15,723
Tax credit carryforward	10,632	-
Other	6,299	2,956
Ordinary deferred tax assets	248,318	233,908
Statutory valuation allowance adjustment	(4,101)	-
Adjusted gross deferred tax asset	244,217	233,908
Nonadmitted deferred tax assets	(79,500)	(63,170)
Admitted ordinary deferred tax assets	$164,717	$170,738

Capital
Investments	16,095	2,034
Nonadmitted	-	-
Admitted deferred tax assets	$180,812	$172,772

Deferred tax liabilities
Investments	$12,213	$9,429
Fixed assets	24,413	20,474
Deferred and uncollected premium	19,961	17,974
Policyholder reserves	1,942	3,587
Ordinary deferred tax liabilities	58,529	51,464
Capital - investments	-	-
Deferred tax liabilities	58,529	51,464

Net admitted deferred tax asset	$122,283	$121,308

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2024	2023
Tax expense at the federal statutory rate	$(35,414)	$(8,685)
Tax preferenced investment income	(17,935)	(13,603)
Nondeductible expenses	1,146	813
Change in interest maintenance reserve	979	166
Change in nonadmitted assets	2,484	(12,636)
Foreign tax credit carryforward	(10,632)	-
Foreign tax credit receivable	(6,058)	(15,878)
Valuation allowance foreign tax credit carryforward	4,101	-
Provision to return adjustment	620	(1,327)
Other	(1,601)	(1,463)
	$(62,310)	$(52,613)

Federal and foreign income taxes incurred	$(42,162)	$(33,626)
Change in net deferred income taxes	(20,148)	(18,987)
Total statutory income tax benefit	$(62,310)	$(52,613)

Federal income tax-operating	$(38,101)	$(32,997)
Federal income tax-capital gains (losses)	(4,061)	(629)
Federal income tax incurred	$(42,162)	$(33,626)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2024	$-
2023	-
2022	-

The Company does not have a liability for tax contingencies as of December 31, 2024 or 2023.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2020. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

As of December 31, 2024, we had $122.3 million in net deferred tax assets (DTAs). The valuation allowance for deferred tax assets as of December 31, 2024 and 2023 was $4.1 million and $0, respectively. The valuation allowance at December 31, 2024 was related to foreign tax credit carryforwards that, in the judgment of management, are not more likely than not to be realized.

The Inflation Reduction Act implemented a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning in 2023 and forward. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2024 and 2023, life reinsurance assumed was approximately 17 and 19 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 11 and 12 percent of gross life insurance premium income in 2024 and 2023, respectively. Premiums on accident and health reinsurance assumed were approximately 20 and 21 percent of gross accident and health premium income in 2024 and 2023, respectively.

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2024	2023
Reinsurance ceded on ordinary life in force	$45,207,058	$45,603,248
Reinsurance ceded on group and credit life in force	3,789,741	3,361,096
Life reinsurance premiums ceded	127,381	129,093
Annuity reinsurance premiums ceded	153,411	147,175
Accident and health reinsurance premiums ceded	45,215	49,774
Reinsurance recoveries	283,119	374,282

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2024 and 2023 by $4,183.5 million and $4,276.7 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2024 and 2023 by $86.4 million and $87.2 million, respectively, for reinsurance ceded.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Three reinsurers account for approximately 96 percent of the Company’s December 31, 2024, ceded reserves for life and accident and health insurance. Two of these reinsurers maintain A.M. Best ratings, one with a rating of A+ and one with a rating of A. One reinsurer is not rated by A.M. Best. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a claims payment guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2024, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2024 or 2023.

The Company did not commute any material ceded reinsurance in 2024 or 2023.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2024 and 2023 was $236.5 million and $231.1 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2024 and 2023, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. OneAmerica has a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2024 and in 2023. Total interest paid inception to date is $166.4 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2024 and 2023 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $110.3 million in 2025.

The Company paid no dividends in 2024 or 2023. The Company did not receive a capital contribution in 2024 or 2023.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2024 is as follows:

Nonadmitted asset values	$(307,173)
Asset valuation reserve	$(211,978)
Net unrealized gain (losses)	$31,067
Reinsurance recoverables from unauthorized companies	$67

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2025. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2024 or 2023.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2024 and 2023, the carrying value of the FHLBI Class B common stock was $66.6 million and $73.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Funding agreements associated with the FHLBI totaled $1,281.6 million and $1,554.8 million of December 31, 2024 and 2023, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,283.9 million and $1,558.1 million at December 31, 2024 and 2023, respectively. Interest paid was $62.7 million and $54.1 million in 2024 and 2023, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,017.2 million and $2,447.1 million at December 31, 2024 and 2023, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $3,382.8 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $34.4 million at December 31, 2024.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2024	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$69,530	$69,559
Bonds - Industrial & misc.	-	-	1,445	1,445
Other invested assets	-	5,620	-	5,620
Derivatives	-	9,661	-	9,661
Separate account assets *	22,098,831	-	-	22,098,831
Total Assets	$22,098,860	$15,281	$70,975	$22,185,116

Liabilities
Derivatives	$-	$1,989	$-	$1,989

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2023	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$20	$-	$75,889	$75,909
Bonds - Industrial & misc.	-	-	300	300
Short-term investments	-	-	9	9
Other invested assets	-	7,093	-	7,093
Derivatives	-	6,597	-	6,597
Separate account assets *	20,168,957	-	-	20,168,957
Total Assets	$20,168,977	$13,690	$76,198	$20,258,865

Liabilities
Derivatives	$-	$1,837	$-	$1,837

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

42

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds	Short-term
	Industrial & misc.	Industrial & misc.	Investments	Total
Beginning Balance at December 31, 2022	$78,023	$1,950	$-	$79,973
Transfer into level 3	-	1,283	39	1,322
Transfer out of level 3	-	(1,950)	-	(1,950)
Total gains (losses) included in net income	-	-	-	-
Total gains (losses) included in surplus	(117)	(983)	(30)	(1,130)
Purchases	-	-	-	-
Issuances	-	-	-	-
Sales	(2,017)	-	-	(2,017)
Settlements	-	-	-	-
Ending Balance at December 31, 2023	$75,889	$300	$9	$76,198
Transfer into level 3	1,712	2,070	-	3,782
Transfer out of level 3	-	-	-	-
Total gains (losses) included in net income	578	(1,274)	(40)	(736)
Total gains (losses) included in surplus	(638)	836	31	229
Purchases	-	35	-	35
Issuances	-	-	-	-
Sales	(8,011)	(522)	-	(8,533)
Settlements	-	-	-	-
Ending Balance at December 31, 2024	$69,530	$1,445	$-	$70,975

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

43

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2024					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,512,977	$11,549,070	$3,806	$9,705,056	$804,115	$-	$-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	80,510	80,510	29	-	80,481	-	-
Mortgage loans	2,318,236	2,556,978	-	-	2,318,236	-	-
Cash, cash equivalents & short-term investments	373,052	373,029	105,244	267,808	-	-	-
Contract loans	-	771,468	-	-	-	771,468	-
Derivatives	15,948	13,634	-	15,948	-	-	-
Other invested assets	649,710	672,499	-	151,395	498,315	-	-
Securities lending reinvested collateral assets	357,537	356,960	63,131	294,406	-	-	-
Corporate owned life insurance	548,492	548,492	-	548,492	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	22,098,831	22,098,831	22,098,831	-	-	-	-
Liabilities
Derivatives	2,945	2,947	247	2,698	-	-	-
Payable for securities lending	357,537	356,960	63,131	294,406	-	-	-
Funding agreements	1,262,746	1,281,553	-	-	1,262,746	-	-

	2023					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,689,170	$11,550,705	$3,744	$9,949,584	$735,842	$-	$-
Preferred stocks	16,974	17,000	-	2,032	14,942	-	-
Common stocks	82,713	82,713	20	-	82,693	-	-
Mortgage loans	2,172,515	2,430,793	-	-	2,172,515	-	-
Cash & short-term investments	121,533	121,519	116,493	4,854	186	-	-
Contract loans	-	653,907	-	-	-	653,907	-
Derivatives	10,913	8,069	-	10,913	-	-	-
Other invested assets	583,745	596,396	-	151,455	432,290	-	-
Securities lending reinvested collateral assets	374,860	374,495	54,668	320,192	-	-	-
Corporate owned life insurance	502,538	502,538	-	502,538	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	20,168,957	20,168,957	20,168,957	-	-	-	-
Liabilities
Derivatives	3,624	3,060	48	3,576	-	-	-
Payable for securities lending	374,860	374,495	54,668	320,192	-	-	-
Funding agreements	1,542,114	1,554,833	-	-	1,542,114	-	-

44

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

18.	Reconciliation to Statutory Statements

The Company’s statutory financial statements as of December 31, 2023 and for the year then ended were adjusted from the 2023 Annual Statements filed by the Company with the Indiana Department of Insurance. The adjustment was the result of overstating premium income, surrender benefits and other benefits in 2023 due to inaccurate mapping of activity related to the Retirement Track group annuity product. There was no impact to net income (loss) or total surplus, nor any impact to the statements of admitted assets, liabilities and surplus or changes in surplus. The following reconciliation represents differences between the Company’s statutory financial statements and Annual Statements as of December 31, 2023 for the year then ended.

	Total Premium	Total Benefits	Net cash provided	Net cash (used)
	and other income	and expenses	from operations	from operations
2023
As reported in the Company's Annual Statement	$6,267,662	$6,272,431	$6,217,913	$(5,344,364)
Adjustments
Life and annuities premium income	(106,585)	-	(106,585)	-
Surrender benefits and other fund withdrawals	-	(11,266)	-	11,266
Other benefits	-	(95,319)	-	95,319
As reported in the Company's Audited Financial Statements	$6,161,077	$6,165,846	$6,111,328	$(5,237,779)

19.	Subsequent Events and Other Items

As announced on September 11, 2024, OneAmerica entered into a definitive agreement to sell its full-service retirement plan business to Voya Financial, Inc. (Voya). The transaction consists of the sale of two of the Company's affiliates, OARS and One America Investment Advisory Services, LLC, and an indemnity reinsurance agreement for the specified group annuity contracts. The transaction closed on January 2, 2025, with an effective date of January 1, 2025. As of January 1, 2025, general account statutory reserves and deposit-type contracts were $3,471.9 million and $312.6 million, respectively, and are to be ceded by a combination of indemnity coinsurance and funds withheld, and separate account statutory reserves of $20,603.7 million are to be ceded through 100% indemnity modified coinsurance. The Company transferred assets to the reinsurer of $2,726.5 million and established a funds withheld balance of $1,077.1 million, subject to customary post-close adjustments. The reinsurer has established and will maintain a trust account holding qualified assets for the benefit of the Company to secure its obligations under the coinsurance agreement.

Management has evaluated the impact of all subsequent events through April 3, 2025, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

45

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2024

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$36,526
Other bonds (unaffiliated)	508,906
Preferred stocks (unaffiliated)	1,309
Common stocks (unaffiliated)	6,672
Common Stocks (affiliated)	-
Mortgage loans	106,298
Real estate	18,292
Premium notes, contract loans and liens	36,583
Cash and cash equivalents	7,660
Derivative instruments	2,000
Other invested assets	54,002
Aggregate write-ins for investment income	3,248
Gross investment income	$781,496
Real estate owned—book value less encumbrances	$88,592
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,556,978
Total mortgage loans	$2,556,978
Mortgage loans by standing—book value
Good standing	$2,556,978
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,556,978
Other long-term assets—statement value	$672,499
Common stock of parent, subsidiary, and affiliates—book value	$10,951
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$860,315
Over 1 year through 5 years	2,019,547
Over 5 years through 10 years	2,363,127
Over 10 years through 20 years	3,375,722
Over 20 years	3,198,144
No maturity date	-
Total by maturity	$11,816,855
Bonds by class—statement value
Class 1	$7,118,612
Class 2	4,351,800
Class 3	295,870
Class 4	47,235
Class 5	1,893
Class 6	1,445
Total by class	$11,816,855
Total bonds publicly traded	$6,848,480
Total bonds privately placed	$4,968,375

This accompanying note is an integral part of these supplemental schedules

46

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Preferred stocks—statement value	$15,000
Common stocks—market value	$80,510
Short-term investments - statement value	$19,955
Derivatives - statement value, net	$10,687
Cash (overdraft) on deposit	$105,244
Life insurance in force
Ordinary	$23,162,078
Credit life	$-
Group life	$53,009,651
Amount of accidental death insurance in force under ordinary policies	10,236
Life insurance policies with disability provisions in force
Ordinary	11,255,959
Group life	48,491,909

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$13,519
Income payable	$445
Ordinary—involving life contingencies
Income payable	$205
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$36,139
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,076,029
Group
Amount of income payable	$394,710
Fully paid account balance	$875,678
Not fully paid account balance	$4,184,998
Accident and health insurance—premiums in force
Ordinary	$43,005
Group	$175,686

This accompanying note is an integral part of these supplemental schedules

47

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,876
Dividend accumulations—account balance	$40,659
Claim payments (by accident year)
Group accident and health
2024	$40,878
2023	$22,293
2022	$7,124
2021	$3,481
2020	$3,955
Prior	$11,712
Other accident and health
2024	$-
2023	$-
2022	$-
2021	$-
2020	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2024	$-
2023	$-
2022	$-
2021	$-
2020	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

48

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2024

(In thousands)

The Company’s gross investment holdings as filed in the 2024 Annual Statement are $16,485.5 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$928,888	5.63%	$928,888	-	$928,888	5.64%
1.02 All Other Governments	127,443	0.77%	127,443	-	127,443	0.77%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	563	0.00%	563	-	563	0.00%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.00%	-	-	-	0.00%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	617,990	3.75%	617,990	-	617,990	3.75%
1.06 Industrial and Miscellaneous	9,828,734	59.61%	9,828,734	133,604	9,962,338	60.44%
1.07 Hybrid Securities	45,452	0.28%	45,452	-	45,452	0.28%
1.08 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
1.09 SVO Identified Funds	-	0.00%	-	-	-	0.00%
1.10 Bank Loans	-	0.00%	-	-	-	0.00%
1.11 Total Long-Term Bonds	11,549,070	70.05%	11,549,070	133,604	11,682,674	70.88%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	15,000	0.09%	15,000	-	15,000	0.09%
2.02 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
2.03 Total Preferred Stocks	15,000	0.09%	15,000	-	15,000	0.09%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	29	0.00%	29	-	29	0.00%
3.02 Industrial and Misc. (Unaffiliated) Other	69,530	0.42%	69,530	-	69,530	0.42%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	10,951	0.07%	10,951	-	10,951	0.07%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.00%	-	-	-	0.00%
3.05 Mutual Funds	-	0.00%	-	-	-	0.00%
3.06 Total Common Stocks	80,510	0.49%	80,510	-	80,510	0.49%
4. Mortgage Loans (Schedule B):
4.01 Farm Mortgages	-	0.00%	-	-	37,145,413	225.34%
4.02 Residential Mortgages	-	0.00%	-	-	-	0.00%
4.03 Commercial Mortgages	2,557,558	15.51%	2,557,558	-	2,557,558	15.52%
4.04 Mezzanine Real Estate Loans	-	0.00%	-	-	-	0.00%
4.05 Total valuation allowance	(580)	0.00%	(580)	-	(580)	0.00%
4.06 Total Mortgage Loans	2,556,978	15.51%	2,556,978	-	2,556,978	15.51%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	73,845	0.45%	73,845	-	73,845	0.45%
5.02 Properties Held for Production of Income	14,747	0.09%	14,747	-	14,747	0.09%
5.03 Properties Held for Sale	-	0.00%	-	-	-	0.00%
5.04 Total Real Estate	88,592	0.54%	88,592	-	88,592	0.54%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	105,244	0.64%	105,244	70,622	175,866	1.07%
6.02 Cash Equivalents, (Schedule E, Part 2)	247,830	1.50%	247,830	63,455	311,285	1.88%
6.03 Short-Term Investments (Schedule DA)	19,955	0.12%	19,955	89,279	109,234	0.66%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	373,029	2.26%	373,029	223,356	596,385	3.62%
7. Contract Loans	771,468	4.68%	771,468	-	771,468	4.68%
8. Derivatives (Schedule DB)	13,634	0.08%	13,634	-	13,634	0.08%
9. Other Invested Assets (Schedule BA)	674,100	4.09%	672,499	-	672,499	4.08%
10. Receivables for Securities	6,172	0.04%	6,172	-	6,172	0.04%
11. Securities Lending (Schedule DL, Part 1)	356,960	2.17%	356,960	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.00%	-	-	-	0.00%
13. Total Invested Assets	$16,485,513	100.00%	$16,483,912	$356,960	$16,483,912	100.00%

This accompanying note is an integral part of these supplemental schedules

49

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2024

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $17,638.8 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$66,561	0.4%
2.02	KONINKLIJKE PHILIPS NV	61,835	0.4%
2.03	STANLEY BLACK & DECKER INC	61,546	0.3%
2.04	ONEOK INC	57,553	0.3%
2.05	RTX CORP	55,707	0.3%
2.06	TC ENERGY CORP	54,756	0.3%
2.07	NORTHROP GRUMMAN CORP	53,029	0.3%
2.08	EXXON MOBIL CORP	51,016	0.3%
2.09	LOCKHEED MARTIN CORPORATION	48,950	0.3%
2.10	CMS ENERGY CORP	48,819	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$7,118,612	40.4%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,351,800	24.7%	P/RP – 2	15,000	0.1%
3.03 NAIC – 3	295,870	1.7%	P/RP – 3	-	0.0%
3.04 NAIC – 4	47,235	0.3%	P/RP – 4	-	0.0%
3.05 NAIC – 5	1,893	0.0%	P/RP – 5	-	0.0%
3.06 NAIC – 6	1,445	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,037,184	11.5%
4.02	Foreign-currency-denominated investments	77,045	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

50

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,882,736	10.7%
5.02	Countries rated NAIC-2	121,977	0.7%
5.03	Countries rated NAIC-3 or below	32,471	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$818,352	4.6%
6.02	Country:	Australia	378,830	2.1%

	Countries rated NAIC-2
6.03	Country:	Mexico	$76,929	0.4%
6.04	Country:	Indonesia	11,557	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$21,706	0.1%
6.06	Country:	Columbia	4,549	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

51

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$61,546	0.3%
10.02	INVESCO LTD	38,675	0.2%
10.03	CSL LTD	30,306	0.2%
10.04	SIEMENS AG	29,096	0.2%
10.05	AMERICA MOVIL SAB DE CV	26,203	0.1%
10.06	BAE SYSTEMS PLC	24,597	0.1%
10.07	DIAMETER CREDIT FUNDING DCF_21-4	24,034	0.1%
10.08	PERNOD-RICARD SA	23,082	0.1%
10.09	GIP CAPRICORN FINCO PTY LTD	23,000	0.1%
10.10	DEUTSCHE POST AG	23,000	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	334,663	1.9%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$66,561	0.4%
13.03	NEUBERGER BERMAN	47,044	0.3%
13.04	HARBOURVEST	33,822	0.2%
13.05	PIMCO	30,431	0.2%
13.06	BLACKROCK	23,602	0.1%
13.07	HGGC	20,692	0.1%
13.08	BLACKSTONE	20,601	0.1%
13.09	KKR	17,844	0.1%
13.10	INVESCO	17,127	0.1%
13.11	SHENKMAN	17,000	0.1%

This accompanying note is an integral part of these supplemental schedules

52

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$582,365	3.3%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$66,561	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	22,581	0.1%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	17,912	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$47,044	$47,044	$-
14.07	HARBOURVEST	33,822	33,822	-
14.08	PIMCO	30,431	30,431	-
14.09	BLACKROCK	23,601	23,601	-
14.10	HGGC	20,692	20,692	-
14.11	BLACKSTONE	20,601	20,601	-
14.12	KRR	17,844	17,844	-
14.13	INVESCO	17,127	17,127	-
14.14	SHENKMAN	17,000	17,000	-
14.15	RED REEF PARTNERS	15,899	15,899	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

53

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commercial	$33,000	0.2%
16.03	Commercial	26,678	0.2%
16.04	Commercial	26,215	0.1%
16.05	Commercial	26,000	0.1%
16.06	Commercial	25,236	0.1%
16.07	Commercial	21,861	0.1%
16.08	Commercial	21,571	0.1%
16.09	Commercial	21,543	0.1%
16.10	Commercial	20,723	0.1%
16.11	Commercial	20,365	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	15,400	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,541,578	14.4%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

54

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,686,030	32.2%	$5,487,134	$5,527,508	$5,659,550
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$227,160	1.3%	$272,000	$62,900	$74,579
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$3,417	0.0%	$3,891	$1,033	$1,142
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

55

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2024

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

56

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2024

(In thousands)

3.            Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.    Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.    Provisions that permit settlements to be made less frequently than quarterly;

c.    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐  No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

57

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2024

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2024 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2024 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

58